[LOGO] Phoenix Investment Partners




                                                            SEPTEMBER 30, 1999




         -SENECA-

      Annual Report





                                                 Phoenix-Seneca
                                                 Bond Fund

                                                 Phoenix-Seneca
                                                 Growth Fund

                                                 Phoenix-Seneca
                                                 Mid-Cap "EDGE" -SM- Fund

                                                 Phoenix-Seneca
                                                 Real Estate Securities Fund




PHOENIX
INVESTMENT PARTNERS

[LOGO]

PRESIDENT'S MESSAGE

THE Y2K FACTOR
[PHOTO]

  Analysis, testing and remediation of critical computer systems throughout 1998 and 1999 appear to have been extremely thorough for large companies, and, in particular, for the financial services industry. We will undoubtedly encounter some glitches, but major systems for securities settlement, portfolio accounting, and bank operations appear sound. Even governmental bureaucracies have made huge strides toward full readiness. Outside the U.S., significant difficulties may occur in less- developed nations, but the volume of financial transactions there is too small to pose a systemic structural threat to world financial systems.

  More likely than major computer operating failures are "accidents" caused by non-systemic, all-too-human attempts to cope with uncertainty. Inventory stockpiling, cash hoarding, and delivery problems are among the obvious potential problems. All of these will be short-lived, given the inherent ingenuity of the U.S. entrepreneurial system and the lubricant of extra cash the Fed has promised to inject into the system.

  The Federal Reserve's plan to inject $200 billion in liquidity into the banking system in preparation for any year-end distortions could provide a real boon to the markets. So, too, may "flight to safety" inflows to the U.S., which clearly leads the world in Y2K readiness. And, we believe the sheer relief when the dreaded turn of the year is behind us will almost certainly improve market sentiment.

  On the following pages, your portfolio managers discuss factors that affected your fund's performance over the last fiscal year and share their outlook for the short term. We hope you find their comments helpful and informative. If you have any questions, please call your financial advisor or contact us at www.phoenixinvestments.com or 1-800-243-1574.

/s/ Gail P. Seneca

Gail P. Seneca

OCTOBER 7, 1999

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund....................................         3
Phoenix-Seneca Growth Fund..................................        14
Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund......................        23
Phoenix-Seneca Real Estate Securities Fund..................        32
Notes to Financial Statements...............................        41

PHOENIX-SENECA BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GAIL P. SENECA, PH.D., AND CHARLES DICKE, CFA

Q: WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

A: The Phoenix-Seneca Bond Fund seeks high total return through both current income and capital appreciation. Its value-driven process focuses on issue selection, sector selection, measured interest rate anticipation, and trading opportunities. It is suitable for investors looking for a fund that seeks a balance between enhancing portfolio returns over market cycles and minimizing risk and volatility.

Q: HOW DID THE FUND PERFORM OVER THE LAST 12-MONTH REPORTING PERIOD?

A: For the 12 months ended September 30, 1999, Class A shares returned 2.46%, Class B shares returned 1.67%, Class C shares returned 1.66%, and Class X shares returned 3.51% compared with a loss of (0.37%) for the Lehman Brothers Aggregate Bond Index(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: CAN YOU PROVIDE A BRIEF OVERVIEW OF THE MARKETS FOR THE LAST 12 MONTHS?

A: U.S. bond yields, which have been fairly volatile during the reporting period, were particularly so during the third quarter of the year as market expectations of Federal Reserve action gyrated from optimism to pessimism. The yield on the 30-year U.S. Treasury reached a high of 6.28% on August 12, fell to a low of 5.86% on August 25, and closed the quarter with a yield of 6.05%. For the year, total returns on bonds, as measured by the broad market index, the Lehman Brothers Aggregate Bond Index, are in negative territory, reflecting the large rise in interest rate levels since 1998.

    Corporate bond performance has been particularly weak as large supplies of new issuance forced yields higher and prices lower. Limited liquidity due to Y2K fears also hurt corporate issues. High-yield corporate bonds were especially affected. However, our view remains positive on this sector. Market technicals, the main driver behind the recent negative performance, should turn as we begin the new year.

Q: WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?

A: Rising rates have been the market's greatest enemy this year. The Fed is on alert to inflation signals, and while it is true that inflation risks are higher when labor is tight, it is also true that disinflationary forces remain very strong. Unused manufacturing capacity is abundant worldwide. Technology advances, particularly the Internet, are profoundly disinflationary. And, global competition is driving price discounting in markets as diverse as telecommunications and toys. Inflation may rebound moderately, but we doubt it will gain traction in this intensely competitive environment.

    With the good probability, in our opinion, that inflation will not increase significantly, bonds today appear to be fairly valued. We believe that bonds will provide much improved returns in the coming year.

                                                                OCTOBER 19, 1999

(1) THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF BROAD BOND MARKET TOTAL RETURN PERFORMANCE.
 THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Seneca Bond Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 9/30/99

                                         INCEPTION   INCEPTION
                                1 YEAR   TO 9/30/99    DATE
                                -------  ----------  ---------
Class X Shares at NAV(2)         3.51%       7.92%     3/7/96
Class A Shares at NAV(2)         2.46        2.40      7/1/98
Class A Shares at POP(3)        (2.41)      (1.51)     7/1/98
Class B Shares at NAV(2)         1.67        1.57      7/1/98
Class B Shares with CDSC(4)     (2.18)      (1.48)     7/1/98
Class C Shares at NAV(2)         1.66        1.56      7/1/98
Class C Shares with CDSC(4)      1.66        1.56      7/1/98
Lehman Brothers Aggregate Bond
  Index(7)                      (0.37)     Note 5      Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 6.14% for Class X (since 3/7/96) and 0.55% for Class A, Class B and Class C (since 7/1/98).
(6) This chart illustrates NAV returns on Class X shares. Returns on Class A, Class B and Class C shares will vary due to differing sales charges.
(7) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 9/30

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PHOENIX-SENECA BOND    LEHMAN BROTHERS AGGREGATE
      FUND CLASS X AT NAV(6)        BOND INDEX(7)
3/96                 $10,000                    $10,000
96                   $10,413                    $10,146
97                   $11,586                    $11,132
98                   $12,679                    $12,413
99                   $13,124                    $12,367

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/7/96 (inception of the Fund) in Class X shares and reflects no sales charge. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        9/30/99
As a percentage of bond holdings

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate                   67%
Agency Mortgage-Backed       11
Non-Agency Mortgage-Backed    6
Foreign Corporate             6
Asset-Backed                  4
U.S. Government               3
Agency Non Mortgage-Backed    3

Phoenix-Seneca Bond Fund

   TEN LARGEST HOLDINGS AT SEPTEMBER 30, 1999 (AS A PERCENTAGE OF NET ASSETS)

    1.  Sprint Spectrum L.P.                                           3.6%
        CORPORATE BOND
    2.  Fannie Mae 7%, 10/15/29                                        2.9%
        AGENCY MORTGAGE-BACKED SECURITY
    3.  GMAC Commercial Mortgage Securities, Inc.                      2.8%
        NON-AGENCY MORTGAGE-BACKED SECURITY
    4.  U.S. Government Securities                                     2.7%
        U.S. TREASURY BONDS & NOTES
    5.  Fannie Mae 6.50%, 8/15/04                                      2.7%
        AGENCY NON MORTGAGE-BACKED SECURITY
    6.  Freddie Mac 6%, 10/15/27                                       2.6%
        AGENCY MORTGAGE-BACKED SECURITY
    7.  Olympic Automobile Receivables Trust 96-D, A5                  2.5%
        ASSET-BACKED SECURITY
    8.  Fannie Mae 6.50%, 8/1/29                                       2.4%
        AGENCY MORTGAGE-BACKED SECURITY
    9.  Microsoft Corp. Series A Cv. Pfd.                              2.4%
        CONVERTIBLE PREFERRED STOCK
   10.  Fox/Liberty Networks LLC                                       2.3%
        CORPORATE BOND

                       INVESTMENTS AT SEPTEMBER 30, 1999

                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------
U.S. GOVERNMENT SECURITIES--2.7%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bonds 5.25%, 11/15/28.....      Aaa      $ 510   $   441,633

U.S. TREASURY NOTES--1.6%
U.S. Treasury Notes 4.75%, 2/15/04......      Aaa        450       431,438
U.S. Treasury Notes 6.50%, 10/15/06.....      Aaa        200       204,505
                                                               -----------
                                                                   635,943
                                                               -----------
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,087,835)                                     1,077,576
--------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--10.8%
Fannie Mae 8.75%, 5/25/17...............      Aaa         12        12,443
Fannie Mae 6.50%, 12/1/28...............      Aaa        384       367,908
Fannie Mae 6.50%, 8/1/29................      Aaa      1,009       967,022
Fannie Mae W.I. 7%, 10/15/29............      Aaa      1,150     1,129,875
Fannie Mae Strip I.O. 3.156%,
10/25/23(c).............................      Aaa        222         5,896
Freddie Mac 8.75%, 12/15/20.............      Aaa          5         5,509
Freddie Mac 7%, 7/15/23.................      Aaa        769       731,790
Freddie Mac 6%, 10/15/27................      Aaa      1,125     1,045,102
GNMA 7%, 2/15/26........................      Aaa         16        16,197
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,338,864)                                     4,281,742
--------------------------------------------------------------------------
                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------
AGENCY NON MORTGAGE-BACKED
SECURITIES--2.7%
Fannie Mae 6.50%, 8/15/04...............      Aaa      $1,050  $ 1,055,104
--------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,059,912)                                     1,055,104
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.8%

Olympic Automobile Receivables Trust
96-B, CTFS 6.90%, 2/15/04...............      Aaa         76        76,847

Olympic Automobile Receivables Trust
96-C, A5 7%, 3/15/04....................      Aaa        400       403,955

Olympic Automobile Receivables Trust
96-D, A5 6.25%, 11/15/04(e).............      Aaa      1,000     1,000,195

Standard Credit Card Master Trust 1
93-2, A 5.95%, 9/7/03...................      Aaa         40        39,066
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,523,019)                                     1,520,063
--------------------------------------------------------------------------
CORPORATE BONDS--64.8%

AIR FREIGHT--1.2%
Federal Express Corp. Series 98-1A
6.72%, 1/15/22..........................      Aa         499       467,031

                       See Notes to Financial Statements                       5

Phoenix-Seneca Bond Fund

                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------
AIRLINES--2.5%
Alaska Airlines, Inc. Series A 9.50%,
4/12/10.................................      Baa      $ 114   $   120,779

Alaska Airlines, Inc. Series D 9.50%,
4/12/12.................................      Baa        452       482,945

Delta Air Lines, Inc. Series B2 10.06%,
1/2/16..................................      Baa         65        73,976

United Airlines, Inc. Series 91-B
10.11%, 2/19/06.........................      Baa         18        19,239

United Airlines, Inc. Series 91-E 9.76%,
5/27/06.................................      Baa         86        92,181

United Airlines, Inc. Series 95-A1
9.02%, 4/19/12..........................      Baa        181       189,344
                                                               -----------
                                                                   978,464
                                                               -----------

BANKS (MAJOR REGIONAL)--2.4%
First Republic Bancorp 7.75%, 9/15/12...     BB(d)       300       269,262
Wells Fargo Capital I 7.96%, 12/15/26...      Aa         700       681,534
                                                               -----------
                                                                   950,796
                                                               -----------

BANKS (MONEY CENTER)--1.0%
BankAmerica Corp. Institutional Series A
144A 8.07%, 12/31/26(b).................      Aa         400       392,072

BROADCASTING (TELEVISION, RADIO & CABLE)--5.5%
Chancellor Media Corp. 9.375%,
10/1/04.................................       B          75        76,875
Falcon Holding Group L.P. 8.375%,
4/15/10.................................       B         500       495,000

Fox/Liberty Networks LLC 0%,
8/15/07(c)..............................      Ba       1,180       929,250
Jacor Communications, Inc. 10.125%,
6/15/06.................................       B         100       107,500

Jones Intercable, Inc. 9.625%,
3/15/02.................................      Baa        300       316,500
SFX Broadcasting Corp. Series B 10.75%,
5/15/06.................................       B          56        61,180
Turner Broadcasting System, Inc. 8.40%,
2/1/24..................................      Baa        200       201,987
                                                               -----------
                                                                 2,188,292
                                                               -----------
                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Finlay Fine Jewelry Corp. 8.375%,
5/1/08..................................      Ba       $  40   $    38,650

ELECTRONICS (SEMICONDUCTORS)--1.9%
SCG Holdings & Semiconductor Co. 144A
12%, 8/1/09(b)..........................       B         750       768,750

ENTERTAINMENT--2.8%
AMC Entertainment, Inc. 9.50%,
3/15/09.................................       B         100        83,500
Royal Caribbean Cruises Ltd. 7.50%,
10/15/27................................      Baa        100        90,527

Time Warner, Inc. 9.125%, 1/15/13.......      Baa         65        73,448
Time Warner, Inc. 6.85%, 1/15/26........      Baa        620       623,100
United Artists Theatre Circuit, Inc.
Series 95-A 9.30%, 7/1/15...............       B         327       222,211
                                                               -----------
                                                                 1,092,786
                                                               -----------

FINANCIAL (DIVERSIFIED)--1.3%
Countrywide Capital I 8%, 12/15/26......       A         200       185,028
Dollar Financial Group, Inc. Series A
10.875%, 11/15/06.......................       B          75        74,625

Market Hub Partners Finance, Inc. 8.25%,
3/1/08..................................      Ba         250       243,125
                                                               -----------
                                                                   502,778
                                                               -----------

HEALTH CARE (HOSPITAL MANAGEMENT)--1.0%
Universal Health Services, Inc. 8.75%,
8/15/05.................................      Ba         400       414,048

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.7%
Dade International, Inc. Series B
11.125%, 5/1/06.........................       B         260       275,600

HEALTH CARE (SPECIALIZED SERVICES)--1.2%
HEALTHSOUTH Corp. 9.50%, 4/1/01(e)......      Ba         500       484,881

HOMEBUILDING--2.8%
Lennar Corp. 7.625%, 3/1/09.............      Ba         800       740,000
Toll Corp. 8%, 5/1/09...................      Ba         400       381,500
                                                               -----------
                                                                 1,121,500
                                                               -----------

6                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------
INVESTMENT BANKING/BROKERAGE--2.1%
Donaldson, Lufkin & Jenrette, Inc.
6.875%, 11/1/05.........................       A       $  50   $    48,958

Donaldson, Lufkin & Jenrette, Inc.
6.50%, 6/1/08...........................       A         200       187,278

Lehman Brothers Holdings, Inc. Series F
7%, 5/15/03.............................       A         500       497,500

Lehman Brothers Holdings, Inc. 8.80%,
3/1/15..................................       A          80        83,417
                                                               -----------
                                                                   817,153
                                                               -----------

LODGING-HOTELS--1.4%
Hammons (John Q.) Hotels, Inc. 8.875%,
2/15/04.................................       B         530       479,650

Hammons (John Q.) Hotels, Inc. 9.75%,
10/1/05.................................       B         100        92,000
                                                               -----------
                                                                   571,650
                                                               -----------

MACHINERY (DIVERSIFIED)--1.3%
Better Minerals & Aggregates 144A 13%,
9/15/09(b)..............................       B         500       501,250

MANUFACTURING (DIVERSIFIED)--0.0%
Hawk Corp. 10.25%, 12/1/03..............      Ba          10        10,150

MANUFACTURING (SPECIALIZED)--1.3%
Advanced Glassfiber Yarns 9.875%,
1/15/09.................................       B         300       275,250
BGF Industries, Inc. Series B 10.25%,
1/15/09.................................       B         300       258,750
                                                               -----------
                                                                   534,000
                                                               -----------

OFFICE EQUIPMENT & SUPPLIES--1.9%
CEX Holdings, Inc. Series B 9.625%,
6/1/08..................................       B         700       752,500

OIL & GAS (REFINING & MARKETING)--0.8%
El Paso Tenneco RACERS 97-C-1-2 144A
9.14%, 12/31/01(b)......................      NR         300       316,500
                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------

PAPER & FOREST PRODUCTS--0.1%
Container Corporation of America Series
A 11.25%, 5/1/04........................       B       $  40   $    41,400

PHOTOGRAPHY/IMAGING--0.4%
Imax Corp. 7.875%, 12/1/05..............      Ba         150       139,875

PUBLISHING (NEWSPAPERS)--0.8%
Garden State Newspapers, Inc. Series B
8.75%, 10/1/09..........................       B         325       299,000

RAILROADS--1.5%
Railworks Corp. 11.5%, 4/15/09..........       B         600       600,000

REITS--4.5%
ERP Operating L.P. 7.57%, 8/15/26.......       A         170       166,495
Evans Withycomb Residential, Inc. 7.50%,
4/15/04.................................       A         100       101,496

First Industrial L.P. 7.15%, 5/15/27....      Baa        500       494,309
Property Trust of America 6.875%,
2/15/08.................................      Baa          5         4,779
Regency Centers L.P. 7.4%, 4/1/04.......      Baa        500       488,750
Security Capital Pacific Trust 7.375%,
10/15/06................................      Baa        100        94,552

Security Capital Pacific Trust 7.90%,
2/15/16.................................      Baa        200       185,760

Washington Real Estate Investment Trust
7.125%, 8/13/03.........................      Baa        110       109,252

Weingarten Realty Investors Series A
6.88%, 6/25/27..........................       A         150       144,050
                                                               -----------
                                                                 1,789,443
                                                               -----------

RESTAURANTS--1.5%
CKE Restaurants, Inc. 4.25%, 3/15/04....       B         500       325,000
Foodmaker, Inc. Series B 9.75%,
11/1/03.................................     BB(d)       250       255,625
                                                               -----------
                                                                   580,625
                                                               -----------

RETAIL (DISCOUNTERS)--0.9%
AMES Department Stores 10%, 4/15/06.....       B         350       340,375

                       See Notes to Financial Statements                       7

Phoenix-Seneca Bond Fund

                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------
RETAIL (FOOD CHAINS)--2.9%
Kroger Co. 6%, 7/1/00(c)................      Baa      $ 275   $   274,422
Meyer (Fred), Inc. Series 94-A2 8.64%,
7/2/12..................................    BBB(d)       100       105,500
Stater Brothers Holdings, Inc. 144A
10.75%, 08/15/06(b).....................       B         750       767,812
                                                               -----------
                                                                 1,147,734
                                                               -----------

RETAIL (GENERAL MERCHANDISE)--3.3%
K Mart Funding Corp. Series F 8.80%,
7/1/10..................................      Ba         500       487,604

Wal-Mart Stores, Inc. Series A-2 8.85%,
1/2/15..................................      Aa         750       838,500
                                                               -----------
                                                                 1,326,104
                                                               -----------

SERVICES (ADVERTISING/MARKETING)--0.9%
Outdoor Systems, Inc. 8.875%, 6/15/07...       B         350       357,875

SERVICES (COMMERCIAL & CONSUMER)--5.6%
Coinmach Laundry Corp. Series D 11.75%,
11/15/05................................       B         255       274,762

Group Maintenance America Corp. 9.75%,
1/15/09.................................       B         300       288,000

Loomis Fargo & Co. 10%, 1/15/04.........       B         300       297,000
Protection One Alarm Monitoring, Inc.
7.375%, 8/15/05.........................      Ba         500       392,500

SC International Services, Inc. 9.25%,
9/1/07..................................       B         190       187,625

United Rentals, Inc. Series B 9.50%,
6/1/08..................................       B         250       247,500

United Rentals, Inc. Series B 8.80%,
8/15/08.................................       B         500       475,000
Williams Scotsman, Inc. 9.875%,
6/1/07..................................       B          50        47,625
                                                               -----------
                                                                 2,210,012
                                                               -----------
                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.7%
Orion Network Systems 0%, 1/15/07(c)....       B       $  90   $    41,850
Sprint Spectrum L.P. 0%, 8/15/06(c).....      Baa      1,530     1,415,250
                                                               -----------
                                                                 1,457,100
                                                               -----------

TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
Qwest Communications International Corp.
0%, 10/15/07(c).........................      Ba         275       213,469

TEXTILES (APPAREL)--2.2%
Levi Strauss & Co. 144A 7%,
11/1/06(b)..............................      Ba       1,000       861,250

WASTE MANAGEMENT--1.8%
Waste Management, Inc. 6.125%,
7/15/01(c)(e)...........................      Ba         750       719,435

WATER UTILITIES--1.0%
Marlin Water Trust 144A 7.09%,
12/15/01(b).............................      Baa        405       400,950
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $26,637,442)                                   25,663,498
--------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.5%

DLJ Commercial Mortgage Corp. 98-CG1,
A1A 6.11%, 12/10/07.....................    AAA(d)       924       894,405

GE Capital Mortgage Services, Inc.
94-21, B1 6.50% 8/25/09.................       A          29        28,531

GMAC Commercial Mortgage Securities,
Inc. 98-C2, A2 6.42%, 8/15/08...........      Aaa      1,178     1,116,367

Lehman ABS Corp. 94-C2, A 144A 8.145%,
11/2/07(b)..............................    BBB(d)        70        68,450

Morgan Stanley Capital I, 98-WF1, A2
6.55%, 12/15/07(c)......................      NR         485       466,572
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,601,623)                                     2,574,325
--------------------------------------------------------------------------

8                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                            MOODY'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)      VALUE
                                          -----------  ------  -----------
FOREIGN CORPORATE BONDS--5.6%

FRANCE--1.5%
Societe General Real Estate LLC Series A
144A 7.64%, 12/29/49(b)(c)..............       A       $ 650   $   600,927

MEXICO--2.4%
Pemex Finance Ltd. 144A 6.30%,
5/15/10(b)..............................      Aaa        500       475,000
Pemex Finance Ltd. 144A 9.15%,
11/15/18(b).............................      Baa        500       468,750
                                                               -----------
                                                                   943,750
                                                               -----------
UNITED KINGDOM--1.7%
Abbey National PLC 7.35%, 10/29/49(c)...      Aa         100        95,711
Credit Suisse Group 144A 7.90%,
5/29/49(b)(c)...........................       A         350       333,375
Terra Nova (U.K.) Holdings 7.20%,
8/15/07.................................      Baa        250       240,100
                                                               -----------
                                                                   669,186
                                                               -----------
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,373,514)                                     2,213,863
--------------------------------------------------------------------------

                                                       SHARES
                                                       ------
PREFERRED STOCKS--0.7%
BANKS (MAJOR REGIONAL)--0.7%
First Republic Bank Series A 144A
10.50%(b)...............................                 300       296,250
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $300,000)                                         296,250
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--2.7%
COMPUTERS (SOFTWARE & SERVICES)--2.3%
Microsoft Corp. Series A Cv. Pfd.
2.75%...................................               9,250       931,359

                                                       SHARES     VALUE
                                                       ------  -----------

REITS--0.2%
Equity Office Properties Trust Series B
Cv. Pfd. 144A 5.25%(b)..................               2,000   $    77,750

SERVICES (COMMERCIAL & CONSUMER)--0.2%
United Rentals, Inc. Cv. Pfd. 144A
6.50%(b)................................               2,000        72,750
--------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,030,000)                                     1,081,859
--------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--100.3%
(IDENTIFIED COST $40,952,209)                                   39,764,280
--------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                       ------
SHORT-TERM OBLIGATIONS--4.7%

FEDERAL AGENCY SECURITIES--4.3%
FMC 5.20%, 10/1/99......................               $1,700    1,700,000

REPURCHASE AGREEMENT--0.4%
State Street Bank & Trust Co. repurchase
agreement 4.25% dated 9/30/99 due
10/1/99, repurchase price $158,019
collateralized by U.S. Treasury Bond
7.875%, 11/15/07, market value
$162,469................................                 158       158,000
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,858,000)                                     1,858,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS--105.0%
(IDENTIFIED COST $42,810,209)                                   41,622,280(a)
Cash and receivables, less liabilities--(5.0%)                  (2,000,405)
                                                      --------------------
NET ASSETS--100.0%                                    $         39,621,875
                                                      ====================

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $326,554 and gross depreciation of $1,514,483 for federal income tax purposes. At
     September 30, 1999, the aggregate cost of securities for federal income tax purposes was $42,810,209.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, these securities amounted to a value of $6,401,836 or 16.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in affect.
(d)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(e)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999

ASSETS
Investment securities at value
  (Identified cost $42,810,209)       $41,622,280
Cash                                          712
Receivables
  Investment securities sold            1,109,570
  Interest                                639,535
  Fund shares sold                         75,201
  Receivable from adviser                  34,766
Deferred organization expenses             13,527
Prepaid expenses                            1,057
                                      -----------
    Total assets                       43,496,648
                                      -----------
LIABILITIES
Payables
  Investment securities purchased       3,792,714
  Fund shares repurchased                   1,159
  Transfer agent fee                       12,352
  Financial agent fee                       6,475
  Distribution fee                          5,810
  Trustees' fee                               776
Accrued expenses                           55,487
                                      -----------
    Total liabilities                   3,874,773
                                      -----------
NET ASSETS                            $39,621,875
                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $40,317,078
Undistributed net investment income       211,548
Accumulated net realized gain             281,178
Net unrealized depreciation            (1,187,929)
                                      -----------
NET ASSETS                            $39,621,875
                                      ===========
CLASS X
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $34,852,599)              3,368,711
Net asset value and offering price
  per share                                $10.35
CLASS A
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $2,732,094)                 265,475
Net asset value per share                  $10.29
Offering price per share
  $10.29/(1-4.75%)                         $10.80
CLASS B
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $1,593,343)                 155,212
Net asset value and offering price
  per share                                $10.27
CLASS C
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $443,839)                    43,236
Net asset value and offering price
  per share                                $10.27

                            STATEMENT OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
Interest                              $ 2,467,528
Dividends                                  45,110
                                      -----------
    Total investment income             2,512,638
                                      -----------
EXPENSES
Investment advisory fee                   164,083
Distribution fee, Class A                   2,715
Distribution fee, Class B                   8,348
Distribution fee, Class C                   4,007
Financial agent fee                        63,648
Transfer agent                             78,647
Registration                               47,193
Trustees                                   25,636
Professional                               21,422
Printing                                   17,498
Custodian                                  15,114
Amortization of deferred
  organization expenses                    10,658
Miscellaneous                              18,310
                                      -----------
    Total expenses                        477,279
    Less expenses borne by
     investment adviser                   (99,399)
    Custodian fees paid indirectly         (1,778)
                                      -----------
    Net expenses                          376,102
                                      -----------
NET INVESTMENT INCOME                   2,136,536
                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities           286,567
Net change in unrealized
  appreciation (depreciation) on
  investments                          (1,374,017)
                                      -----------
NET LOSS ON INVESTMENTS                (1,087,450)
                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $ 1,049,086
                                      ===========

10                     See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                  9/30/99        9/30/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $ 2,136,536    $   815,720
  Net realized gain (loss)                                          286,567        272,954
  Net change in unrealized appreciation (depreciation)           (1,374,017)       (52,850)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    1,049,086      1,035,824
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                 (1,783,876)      (816,277)
  Net investment income, Class A                                    (62,282)        (4,720)
  Net investment income, Class B                                    (41,217)        (2,101)
  Net investment income, Class C                                    (19,340)        (3,926)
  Net realized gains, Class X                                      (237,256)      (157,929)
  Net realized gains, Class A                                        (6,691)            --
  Net realized gains, Class B                                        (3,366)            --
  Net realized gains, Class C                                        (4,337)            --
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (2,158,365)      (984,953)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (936,038 and 1,869,631
    shares, respectively)                                         9,870,220     20,104,967
  Net asset value of shares issued from reinvestment of
    distributions
    (188,148 and 89,132 shares, respectively)                     1,984,360        952,261
  Cost of shares repurchased (232,292 and 334,511 shares,
    respectively)                                                (2,442,507)    (3,582,416)
                                                                -----------    -----------
Total                                                             9,412,073     17,474,812
                                                                -----------    -----------
CLASS A
  Proceeds from sales of shares (302,053 and 48,090 shares,
    respectively)                                                 3,154,123        515,460
  Net asset value of shares issued from reinvestment of
    distributions
    (5,398 and 388 shares, respectively)                             56,422          4,147
  Cost of shares repurchased (74,593 and 15,861 shares,
    respectively)                                                  (783,486)      (168,344)
                                                                -----------    -----------
Total                                                             2,427,059        351,263
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (167,067 and 23,658 shares,
    respectively)                                                 1,753,608        253,821
  Net asset value of shares issued from reinvestment of
    distributions
    (1,944 and 135 shares, respectively)                             20,300          1,443
  Cost of shares repurchased (35,679 and 1,913 shares,
    respectively)                                                  (375,271)       (20,509)
                                                                -----------    -----------
Total                                                             1,398,637        234,755
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (50,510 and 40,951 shares,
    respectively)                                                   529,791        439,691
  Net asset value of shares issued from reinvestment of
    distributions
    (1,056 and 183 shares, respectively)                             11,082          1,951
  Cost of shares repurchased (49,464 and 0 shares,
    respectively)                                                  (522,992)            --
                                                                -----------    -----------
Total                                                                17,881        441,642
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      13,255,650     18,502,472
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          12,146,371     18,553,343
NET ASSETS
  Beginning of period                                            27,475,504      8,922,161
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $211,548 AND ($11,789), RESPECTIVELY]                       $39,621,875    $27,475,504
                                                                ===========    ===========

                       See Notes to Financial Statements                      11

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS X
                                          --------------------------------------------------
                                                                                   FROM
                                             YEAR ENDED SEPTEMBER 30,           INCEPTION
                                          -------------------------------       3/7/96 TO
                                             1999           1998     1997        9/30/96
Net asset value, beginning of period      $ 10.68        $ 10.47  $ 10.09         $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)               0.69(1)(6)     0.56     0.62(1)        0.31(1)
  Net realized and unrealized gain
    (loss)                                  (0.31)          0.40     0.47           0.08
                                          -------        -------  -------         ------
      TOTAL FROM INVESTMENT OPERATIONS       0.38           0.96     1.09           0.39
                                          -------        -------  -------         ------
LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.62)         (0.57)   (0.69)         (0.30)
  Dividends from net realized gains         (0.09)         (0.18)   (0.02)            --
                                          -------        -------  -------         ------
      TOTAL DISTRIBUTIONS                   (0.71)         (0.75)   (0.71)         (0.30)
                                          -------        -------  -------         ------
Change in net asset value                   (0.33)          0.21     0.38           0.09
                                          -------        -------  -------         ------
NET ASSET VALUE, END OF PERIOD            $ 10.35        $ 10.68  $ 10.47         $10.09
                                          =======        =======  =======         ======
Total return(2)                              3.51%          9.44%   11.26%          4.02%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $34,853        $26,455  $ 8,922         $3,927

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.06%(5)(7)    1.66%    1.53%(5)       0.56%(3)(5)
  Net investment income (loss)               6.60%          5.92%    6.31%          7.54%(3)
Portfolio turnover                             95%           112%   99.68%         52.82%(4)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.69, $0.47 and $(0.05) for the years ended September 30, 1999 and September 30, 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.13% and 3.41% and 9.31% for the years ended September 30, 1999 and September 30, 1997 and the period ended September 30, 1996, respectively.
(6)  Computed using average shares outstanding.
(7) For the year ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

12
                       See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      CLASS A                              CLASS B
                           -----------------------------        ------------------------------
                                                FROM                                  FROM
                             YEAR            INCEPTION              YEAR           INCEPTION
                            ENDED            7/1/98 TO             ENDED           7/1/98 TO
                           9/30/99            9/30/98             9/30/99           9/30/98
Net asset value,
  beginning of period       $10.68             $10.79              $10.67            $10.79
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                    0.59(1)(10)        0.13(1)(10)         0.52(2)(10)       0.11(2)(10)
  Net realized and
    unrealized gain
    (loss)                   (0.33)             (0.07)              (0.33)            (0.08)
                            ------             ------              ------            ------
      TOTAL FROM
        INVESTMENT
        OPERATIONS            0.26               0.06                0.19              0.03
                            ------             ------              ------            ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income        (0.56)             (0.17)              (0.50)            (0.15)
  Dividends from net
    realized gains           (0.09)                --               (0.09)               --
                            ------             ------              ------            ------
      TOTAL DISTRIBUTIONS    (0.65)             (0.17)              (0.59)            (0.15)
                            ------             ------              ------            ------
Change in net asset value    (0.39)             (0.11)              (0.40)            (0.12)
                            ------             ------              ------            ------
NET ASSET VALUE, END OF
  PERIOD                    $10.29             $10.68              $10.27            $10.67
                            ======             ======              ======            ======
Total return(4)               2.46%              0.53%(6)            1.67%             0.28%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)               $2,732             $  348              $1,593            $  234

RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses          1.88%(7)(11)       2.45%(5)(7)         2.62%(8)(11)      3.20%(5)(8)
  Net investment income
    (loss)                    5.80%              5.17%(5)            5.09%             4.42%(5)
Portfolio turnover              95%               112%(6)              95%              112%(6)

                                     CLASS C
                           ---------------------------
                                               FROM
                               YEAR          INCEPTION
                              ENDED          7/1/98 TO
                             9/30/99          9/30/98
Net asset value,
  beginning of period         $10.67           $10.79
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                      0.49(3)(10)      0.10(3)(10)
  Net realized and
    unrealized gain
    (loss)                     (0.30)           (0.07)
                              ------           ------
      TOTAL FROM
        INVESTMENT
        OPERATIONS              0.19             0.03
                              ------           ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income          (0.50)           (0.15)
  Dividends from net
    realized gains             (0.09)              --
                              ------           ------
      TOTAL DISTRIBUTIONS      (0.59)           (0.15)
                              ------           ------
Change in net asset value      (0.40)           (0.12)
                              ------           ------
NET ASSET VALUE, END OF
  PERIOD                      $10.27           $10.67
                              ======           ======
Total return(4)                 1.66%            0.28%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                 $  444           $  439
RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses            2.91%(9)(11)     3.20%(5)(9)
  Net investment income
    (loss)                      4.71%            4.27%(5)
Portfolio turnover                95%             112%(6)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.36 and $(0.03) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.21 and $(0.21) for the periods ended
     September 30, 1999 and September 30, 1998, respectively.
(3) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.20) and $(0.08) for the periods ended
     September 30, 1999 and September 30, 1998, respectively.
(4) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(5)  Annualized.
(6)  Not annualized.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.08% and 8.99% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 15.79% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(9) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 9.50% and 11.22% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(10) Computed using average shares outstanding.
(11) For the year ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GAIL P. SENECA, PH.D., AND RICHARD D. LITTLE, CFA

Q: WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

A: The Phoenix-Seneca Growth Fund seeks capital appreciation by investing in stocks across all market capitalizations. The Fund takes a growth-with-controlled-risk approach, combining the growth potential of mid-cap stocks with the appreciation potential of well-established, large-cap stocks. The Fund is suitable for investors who seek capital appreciation through a conservative, disciplined approach.

Q: CAN YOU PROVIDE A BRIEF OVERVIEW OF THE MARKET?

A: In this year's volatile and spotty market, growth stocks, led by the largest technology companies, have been the clear winners. This year's growth stock advantage continues a two-year trend, during which "growth" has outperformed "value" by a wide margin. As a result, today's growth stocks sport their highest valuations ever.

    We believe these valuations are sustainable. The corporate fundamentals of "growth" stocks today are excellent. Real returns on equity are at all-time highs, meaning that companies are leveraging their capital effectively. Revenue and earnings growth of the largest technology companies is in double-digit territory, a remarkable achievement for multibillion-dollar enterprises. Research and development spending and current capital spending are robust, suggesting investment for future growth.

    The moderation of the boom/bust cycle in the overall economy should also help sustain generous growth stock valuations. Due largely to technology improvements, inventory-led booms and busts have been notably absent for the last 10 years. Instead, the economy oscillates modestly, pausing only for short and shallow recessions. In this more tempered business cycle, it is difficult for cyclical companies to gain relative advantage. In contrast, growth stocks prosper.

Q: HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

A: Our growth-oriented portfolio performed very well. Class A shares returned 31.89%, Class B shares earned 30.31%, Class C shares were up 30.20%, and Class X shares earned 32.19% for the fiscal year ended September 30, 1999, compared with a return of 27.73% for the S&P 500 Index(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT IS YOUR NEAR-TERM OUTLOOK?

A: Difficult liquidity conditions in the market will probably persist in the near term, and as the media embraces the "Y2K" drama, investors may react rashly. We expect market action in the next few months to rival the volatility that has plagued us all year.

    Amid this turmoil, however, we believe very favorable fundamental conditions remain intact. Corporate earnings quality is strengthening, with fewer write-offs and stronger operating earnings. And, despite well-advertised inflation threats, actual inflation readings should remain subdued. The Federal Reserve could raise rates yet again, but the bulk of the interest rate rise is very likely behind us, in our opinion.

                                                                OCTOBER 19, 1999

(1) THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
14

Phoenix-Seneca Growth Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 9/30/99

                                          INCEPTION   INCEPTION
                                1 YEAR   TO 9/30/99     DATE
                                -------  -----------  ---------
Class X Shares at NAV(2)        32.19%        29.42%    3/8/96
Class A Shares at NAV(2)        31.89         28.65     3/8/96
Class A Shares at POP(3)        25.62         26.90     3/8/96
Class B Shares at NAV(2)        30.31         10.09     7/1/98
Class B Shares with CDSC(4)     26.31          6.95     7/1/98
Class C Shares at NAV(2)        30.20          9.96     7/1/98
Class C Shares with CDSC(4)     30.20          9.96     7/1/98
S&P 500 Index(7)                27.73        Note 5     Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 24.05% for Class X and Class A (since 3/8/96) and 10.81% for Class B and Class C (since 7/1/98).
(6) This chart illustrates NAV returns on Class X shares and POP returns on Class A shares. Returns on Class B and Class C shares will vary due to differing sales charges.
(7) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 9/30

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PHOENIX-SENECA GROWTH  PHOENIX-SENECA GROWTH  S&P
     Fund Class X at        Fund Class A at        500
           NAV(6)                 POP(6)           Index(7)
3/8/1996      $10,000             $9,525           $10,000
9/30/1996      $13,740           $12,983           $10,992
9/30/1997      $17,486           $16,424           $15,462
9/30/1998      $18,968           $17,726           $16,876
9/30/1999      $25,074           $23,378           $21,556

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/8/96 (inception of the Fund) in Class X and A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        9/30/99
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology               32%
Consumer Cyclicals       13
Financials               11
Energy                   10
Capital Goods             8
Consumer Staples          8
Communication Service     7
Other                    11

Phoenix-Seneca Growth Fund

   TEN LARGEST HOLDINGS AT SEPTEMBER 30, 1999 (AS A PERCENTAGE OF NET ASSETS)

    1.  Tyco International Ltd.                                        4.2%
        DIVERSIFIED MANUFACTURING AND SERVICES COMPANY
    2.  Microsoft Corp.                                                4.2%
        WORLD'S LEADING COMPUTER SOFTWARE COMPANY
    3.  Sun Microsystems, Inc.                                         4.1%
        SUPPLIER OF ENTERPRISE NETWORK COMPUTING PRODUCTS
    4.  Outdoor Systems, Inc.                                          3.8%
        OPERATES MALL AND TRANSIT ADVERTISING DISPLAYS
    5.  Citigroup, Inc.                                                3.7%
        DIVERSIFIED FINANCIAL SERVICES HOLDING COMPANY
    6.  Nortel Networks Corp. (Canada)                                 3.7%
        TELECOMMUNICATIONS EQUIPMENT MANUFACTURER
    7.  General Electric Co.                                           3.6%
        DIVERSIFIED MANUFACTURING AND FINANCIAL SERVICES PROVIDER
    8.  Bristol-Myers Squibb Co.                                       3.5%
        COMPREHENSIVE HEALTH-CARE COMPANY
    9.  Morgan Stanley Dean Witter & Co.                               3.5%
        PROVIDES A BROAD RANGE OF CREDIT AND INVESTMENT PRODUCTS TO
        INDIVIDUALS
   10.  Motorola, Inc.                                                 3.5%
        GLOBAL PROVIDER OF INTEGRATED COMMUNICATIONS PRODUCTS

                       INVESTMENTS AT SEPTEMBER 30, 1999


                                              SHARES      VALUE
                                              -------  -----------
COMMON STOCKS--85.8%

ALUMINUM--3.5%
Alcoa, Inc..............................       40,660  $ 2,523,461
BANKS (MAJOR REGIONAL)--3.0%
Mellon Bank Corp........................       64,410    2,173,838
BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
AMFM, Inc.(b)...........................       39,590    2,410,041
CHEMICALS--2.1%
Dow Chemical Co.........................       13,210    1,500,986

COMMUNICATIONS EQUIPMENT--6.2%
General Motors Corp. Class H(b).........       34,540    1,977,415
Motorola, Inc...........................       28,770    2,531,760
                                                       -----------
                                                         4,509,175
                                                       -----------

COMPUTERS (HARDWARE)--6.0%
International Business Machines Corp....       11,590    1,406,736
Sun Microsystems, Inc.(b)...............       32,000    2,976,000
                                                       -----------
                                                         4,382,736
                                                       -----------

COMPUTERS (NETWORKING)--3.0%
Cisco Systems, Inc.(b)..................       29,140    1,997,911
Internap Network Services Corp.(b)......        4,040      180,285
                                                       -----------
                                                         2,178,196
                                                       -----------

COMPUTERS (SOFTWARE & SERVICES)--4.2%
Microsoft Corp.(b)......................       33,740    3,055,579

                                              SHARES      VALUE
                                              -------  -----------

ELECTRICAL EQUIPMENT--3.6%
General Electric Co.....................       22,060  $ 2,615,489

ELECTRONICS (SEMICONDUCTORS)--1.3%
Intel Corp..............................       13,200      980,925

FINANCIAL (DIVERSIFIED)--7.2%
Citigroup, Inc..........................       61,930    2,724,920
Morgan Stanley Dean Witter & Co.........       28,450    2,537,384
                                                       -----------
                                                         5,262,304
                                                       -----------

FOODS--1.8%
General Mills, Inc......................       16,480    1,336,940

HEALTH CARE (DIVERSIFIED)--5.9%
Bristol-Myers Squibb Co.................       37,940    2,560,950
Johnson & Johnson.......................       18,940    1,740,113
                                                       -----------
                                                         4,301,063
                                                       -----------

HOUSEHOLD FURNISHINGS & APPLIANCES--1.2%
Whirlpool Corp..........................       13,990      913,722

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.4%
Procter & Gamble Co. (The)..............       18,540    1,738,125

MANUFACTURING (DIVERSIFIED)--4.2%
Tyco International Ltd..................       29,610    3,057,233

OIL & GAS (DRILLING & EQUIPMENT)--6.4%
Baker Hughes, Inc.......................       74,100    2,148,900
Halliburton Co..........................       60,870    2,495,670
                                                       -----------
                                                         4,644,570
                                                       -----------

16                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund


                                              SHARES      VALUE
                                              -------  -----------
OIL (INTERNATIONAL INTEGRATED)--3.1%
Texaco, Inc.............................       36,350  $ 2,294,594

RETAIL (COMPUTERS & ELECTRONICS)--3.1%
Tandy Corp..............................       43,750    2,261,328

RETAIL (GENERAL MERCHANDISE)--1.9%
Wal-Mart Stores, Inc....................       29,900    1,422,119
RETAIL (SPECIALTY-APPAREL)--2.4%
TJX Companies, Inc. (The)...............       62,290    1,748,013
SERVICES (ADVERTISING/MARKETING)--3.8%
Outdoor Systems, Inc.(b)................       76,590    2,738,093

TELECOMMUNICATIONS (LONG DISTANCE)--3.2%
MCI WorldCom, Inc.(b)...................       32,950    2,368,281
TELEPHONE--3.0%
Bell Atlantic Corp......................       32,190    2,166,789
------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $52,029,496)                           62,583,600
------------------------------------------------------------------

FOREIGN COMMON STOCKS--9.7%

COMMUNICATIONS EQUIPMENT--6.9%
Nokia Oyj Sponsored ADR (Finland).......       25,850    2,321,653
Nortel Networks Corp. (Canada)..........       52,730    2,689,230
                                                       -----------
                                                         5,010,883
                                                       -----------

ELECTRONICS (SEMICONDUCTORS)--2.8%
STMicroelectronics N.V. (Netherlands)...       27,300    2,020,200
------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,778,972)                             7,031,083
------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.5%
(IDENTIFIED COST $58,808,468)                           69,614,683
------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)      VALUE
                                              -------  -----------
SHORT-TERM OBLIGATIONS--7.6%

REPURCHASE AGREEMENT--7.6%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 9/30/99 due
10/1/99, repurchase price $5,545,655
collateralized by U.S. Treasury Note
5.50%, 3/31/00, market value
$5,657,063..............................      $ 5,545  $ 5,545,000
------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,545,000)                             5,545,000
------------------------------------------------------------------

TOTAL INVESTMENTS--103.1%
(IDENTIFIED COST $64,353,468)                                    75,159,683(a)
Cash and receivables, less liabilities--(3.1%)                   (2,236,353)
                                                       --------------------
NET ASSETS--100.0%                                     $         72,923,330
                                                       ====================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,536,684 and gross depreciation of $1,844,747 for federal income tax purposes. At
     September 30, 1999, the aggregate cost of securities for federal income tax purposes was $64,467,746.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999

ASSETS
Investment securities at value
  (Identified cost $64,353,468)                $75,159,683
Cash                                                   898
Receivables
  Fund shares sold                                 158,602
  Dividends and interest                            35,815
Deferred organization expenses                      13,527
Prepaid expenses                                     3,669
                                               -----------
    Total assets                                75,372,194
                                               -----------
LIABILITIES
Payables
  Investment securities purchased                2,292,003
  Fund shares repurchased                            7,910
  Distribution fee                                  32,748
  Transfer agent fee                                13,453
  Investment advisory fee                           13,450
  Financial agent fee                                5,852
  Trustees' fee                                        856
Accrued expenses                                    82,592
                                               -----------
    Total liabilities                            2,448,864
                                               -----------
NET ASSETS                                     $72,923,330
                                               ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                     $55,020,063
Accumulated net realized gain                    7,097,052
Net unrealized appreciation                     10,806,215
                                               -----------
NET ASSETS                                     $72,923,330
                                               ===========
CLASS X
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $35,694,595)                                   1,791,537
Net asset value and offering price per share        $19.92
CLASS A
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $31,000,738)                                   1,584,310
Net asset value per share                           $19.57
Offering price per share $19.57/(1-4.75%)           $20.55
CLASS B
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $4,394,693)                                      227,897
Net asset value and offering price per share        $19.28
CLASS C
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $1,833,304)                                       95,222
Net asset value and offering price per share        $19.25

                            STATEMENT OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
Dividends                             $   465,256
Interest                                  141,205
                                      -----------
    Total investment income               606,461
                                      -----------
EXPENSES
Investment advisory fee                   443,317
Distribution fee, Class A                  66,526
Distribution fee, Class B                  24,197
Distribution fee, Class C                   9,293
Financial agent fee                        85,097
Transfer agent                             88,614
Registration                               53,567
Printing                                   40,695
Trustees                                   25,716
Professional                               23,412
Custodian                                  12,443
Amortization of deferred
  organization expenses                    10,658
Miscellaneous                              23,541
                                      -----------
    Total expenses                        907,076
    Less expenses borne by
     investment adviser                   (49,249)
                                      -----------
    Net expenses                          857,827
                                      -----------
NET INVESTMENT LOSS                      (251,366)
                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities         7,420,446
Net change in unrealized
  appreciation (depreciation) on
  investments                           8,897,166
                                      -----------
NET GAIN ON INVESTMENTS                16,317,612
                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $16,066,246
                                      ===========

18                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                  9/30/99        9/30/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $  (251,366)   $   (23,589)
  Net realized gain (loss)                                        7,420,446      5,786,850
  Net change in unrealized appreciation (depreciation)            8,897,166     (3,716,413)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   16,066,246      2,046,848
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                         --        (28,234)
  Net realized gains, Class X                                    (2,678,808)    (2,638,126)
  Net realized gains, Class A                                    (2,257,410)      (456,891)
  Net realized gains, Class B                                      (125,950)            --
  Net realized gains, Class C                                       (32,675)            --
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (5,094,843)    (3,123,251)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (191,178 and 285,390 shares,
    respectively)                                                 3,657,324      4,884,932
  Net asset value of shares issued from reinvestment of
    distributions
    (152,656 and 175,598 shares, respectively)                    2,665,381      2,655,713
  Cost of shares repurchased (417,927 and 669,955 shares,
    respectively)                                                (7,626,080)   (11,501,669)
                                                                -----------    -----------
Total                                                            (1,303,375)    (3,961,024)
                                                                -----------    -----------
CLASS A
  Proceeds from sales of shares (713,052 and 903,203 shares,
    respectively)                                                12,978,542     16,095,224
  Net asset value of shares issued from reinvestment of
    distributions
    (130,999 and 30,397 shares, respectively)                     2,250,565        454,436
  Cost of shares repurchased (329,410 and 233,349 shares,
    respectively)                                                (5,879,689)    (3,581,463)
                                                                -----------    -----------
Total                                                             9,349,418     12,968,197
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (209,861 and 32,039 shares,
    respectively)                                                 3,860,313        544,661
  Net asset value of shares issued from reinvestment of
    distributions
    (5,386 and 0 shares, respectively)                               92,053             --
  Cost of shares repurchased (19,389 and 0 shares,
    respectively)                                                  (368,688)            --
                                                                -----------    -----------
Total                                                             3,583,678        544,661
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (88,996 and 7,802 shares,
    respectively)                                                 1,633,483        139,674
  Net asset value of shares issued from reinvestment of
    distributions
    (1,890 and 0 shares, respectively)                               32,392             --
  Cost of shares repurchased (3,466 and 0 shares,
    respectively)                                                   (65,089)            --
                                                                -----------    -----------
Total                                                             1,600,786        139,674
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      13,230,507      9,691,508
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          24,201,910      8,615,105
NET ASSETS
  Beginning of period                                            48,721,420     40,106,315
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]                                    $72,923,330    $48,721,420
                                                                ===========    ===========

                       See Notes to Financial Statements                      19

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS X
                                                                   ----------------------------------------------------
                                                                                                                FROM
                                                                         YEAR ENDED SEPTEMBER 30              INCEPTION
                                                                   ------------------------------------       3/8/96 TO
                                                                    1999          1998           1997          9/30/96
Net asset value, beginning of period                               $ 16.46       $ 16.43       $  13.74        $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.04)(1)      0.00(1)        0.03(2)        0.03(2)
  Net realized and unrealized gain (loss)                             5.11          1.28           3.50           3.71
                                                                   -------       -------       --------        -------
      TOTAL FROM INVESTMENT OPERATIONS                                5.07          1.28           3.53           3.74
                                                                   -------       -------       --------        -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  --         (0.02)         (0.07)            --
  Dividends from net realized gains                                  (1.61)        (1.23)         (0.77)            --
                                                                   -------       -------       --------        -------
      TOTAL DISTRIBUTIONS                                            (1.61)        (1.25)         (0.84)            --
                                                                   -------       -------       --------        -------
Change in net asset value                                             3.46          0.03           2.69           3.74
                                                                   -------       -------       --------        -------
NET ASSET VALUE, END OF PERIOD                                     $ 19.92       $ 16.46       $  16.43        $ 13.74
                                                                   =======       =======       ========        =======
Total return(3)                                                      32.19 %        8.48%         27.27%         37.40%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $35,695       $30,713        $34,093        $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                  1.16 %        1.14%          1.52%(6)       0.81%(4)(6)
  Net investment income (loss)                                       (0.20)%        0.02%          0.31%          0.76%(4)
Portfolio turnover                                                     169 %         166%        145.69%         87.66%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.03 and $(0.09) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the year ended September 30, 1997 and the period ended
    September 30, 1996, respectively.

20                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                                   --------------------------------------------------
                                                                                                              FROM
                                                                        YEAR ENDED SEPTEMBER 30             INCEPTION
                                                                   ----------------------------------       3/8/96 TO
                                                                    1999          1998          1997         9/30/96
Net asset value, beginning of period                               $ 16.23       $ 16.28       $13.63        $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.09)(1)     (0.06)(1)    (0.08)(2)        --(2)
  Net realized and unrealized gain                                    5.04          1.24         3.50          3.63
                                                                   -------       -------       ------        ------
      TOTAL FROM INVESTMENT OPERATIONS                                4.95          1.18         3.42          3.63
                                                                   -------       -------       ------        ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  --            --           --            --
  Dividends from net realized gains                                  (1.61)        (1.23)       (0.77)           --
                                                                   -------       -------       ------        ------
      TOTAL DISTRIBUTIONS                                            (1.61)        (1.23)       (0.77)           --
                                                                   -------       -------       ------        ------
Change in net asset value                                             3.34         (0.05)        2.65          3.63
                                                                   -------       -------       ------        ------
NET ASSET VALUE, END OF PERIOD                                     $ 19.57       $ 16.23       $16.28        $13.63
                                                                   =======       =======       ======        ======
Total return(3)                                                      31.89 %        7.93 %      26.51 %       36.30%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $31,001       $17,364       $6,013          $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                  1.44 %        1.55 %       2.48 %(6)     1.46%(4)(6)
  Net investment income (loss)                                       (0.49)%       (0.36)%      (0.62)%        0.16%(4)
Portfolio turnover                                                     169 %         166 %     145.69 %       87.66%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.09) and $(0.34) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the year ended September 30, 1997 and the period ended
    September 30, 1996, respectively.

                       See Notes to Financial Statements                      21

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS B                              CLASS C
                                                             ------------------------------       ------------------------------
                                                                                   FROM                                 FROM
                                                                  YEAR          INCEPTION              YEAR          INCEPTION
                                                                 ENDED          7/1/98 TO             ENDED          7/1/98 TO
                                                                9/30/99          9/30/98             9/30/99          9/30/98
Net asset value, beginning of period                             $16.19           $18.71              $16.18           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    (0.31)(1)(8)     (0.04)(1)(8)        (0.32)(2)(8)     (0.06)(2)(8)
  Net realized and unrealized gain (loss)                          5.01            (2.48)               5.00            (2.47)
                                                                 ------           ------              ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                             4.70            (2.52)               4.68            (2.53)
                                                                 ------           ------              ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                               --               --                  --               --
  Dividends from net realized gains                               (1.61)              --               (1.61)              --
                                                                 ------           ------              ------           ------
      TOTAL DISTRIBUTIONS                                         (1.61)              --               (1.61)              --
                                                                 ------           ------              ------           ------
Change in net asset value                                          3.09            (2.52)               3.07            (2.53)
                                                                 ------           ------              ------           ------
NET ASSET VALUE, END OF PERIOD                                   $19.28           $16.19              $19.25           $16.18
                                                                 ======           ======              ======           ======
Total return(3)                                                   30.31 %         (13.47)%(5)          30.20 %         (13.52)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $4,395             $519              $1,833             $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                               2.60 %(6)        2.60 %(4)(6)        2.60 %(7)        2.60%(4)(7)
  Net investment income (loss)                                    (1.66)%          (1.12)%(4)          (1.66)%          (1.39)%(4)
Portfolio turnover                                                  169 %            166 %(5)            169 %            166 %(5)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.47) and $(0.36) for the periods ended
    September 30, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.90) and $(0.79) for the periods ended
    September 30, 1999 and September 30, 1998, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8) Computed using average shares outstanding.

22                     See Notes to Financial Statements

PHOENIX-SENECA MID-CAP "EDGE"-SM- FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GAIL P. SENECA, PH.D., AND RICHARD D. LITTLE, CFA

Q: WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

A: The Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund seeks capital appreciation by investing in rapidly growing companies with the potential for accelerating revenues and increasing profits.

Q: HOW DID THE FUND PERFORM OVER THE LAST 12 MONTHS?

A: For the fiscal year ended September 30, 1999, Class A shares returned 32.27%, Class B shares earned 31.05%, Class C shares were up 31.07%, and Class X shares rose 33.02%. These returns compare with a return of 25.49% for the S&P 400 MidCap Index(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS LED TO YOUR STRONG PERFORMANCE RELATIVE TO THE BENCHMARK?

A: Good stock selection and the outperformance of "growth" sectors, such as technology, helped the portfolio's performance. The best performing stocks included Xilinx, a producer of programmable semiconductors, RF Micro Devices, a developer of power boosters that extend battery life and improve cell phone range, and VERITAS Software, a maker of computer storage management products. We also benefited from limited exposure to the financial services and health-care sectors, which continued to underperform.

Q: WHAT IS YOUR NEAR-TERM OUTLOOK?

A: Difficult liquidity conditions in the market will probably persist in the near term, and as the media embraces the "Y2K" drama, investors may react rashly. We expect market action in the next few months to rival the volatility that has plagued us all year.

    Amid this turmoil, however, we believe very favorable fundamental conditions remain intact. Corporate earnings quality is strengthening, with fewer write-offs and stronger operating earnings. And, despite well-advertised inflation threats, actual inflation readings should remain subdued. The Federal Reserve could raise rates yet again, but the bulk of the interest rate rise is very likely behind us, in our opinion.

                                                                OCTOBER 19, 1999

(1) THE S&P 400 MIDCAP INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF MID-CAP STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 9/30/99

                                         INCEPTION   INCEPTION
                                1 YEAR   TO 9/30/99    DATE
                                -------  ----------  ---------
Class X Shares at NAV(2)        33.02%      23.54%     3/8/96
Class A Shares at NAV(2)        32.27       23.02      3/8/96
Class A Shares at POP(3)        25.99       21.35      3/8/96
Class B Shares at NAV(2)        31.05        3.92      7/1/98
Class B Shares with CDSC(4)     27.05        0.73      7/1/98
Class C Shares at NAV(2)        31.07        3.87      7/1/98
Class C Shares with CDSC(4)     31.07        3.87      7/1/98
S&P 400 MidCap Index(7)         25.49      Note 5      Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 17.54% for Class X and Class A (since 3/8/96) and 4.53% for Class B and Class C (since 7/1/98).
(6) This chart illustrates NAV returns on Class X shares and POP returns on Class A shares. Returns on Class B and Class C shares will vary due to differing sales charges.
(7) The S&P 400 MidCap Index is an unmanaged, commonly used measure of mid-cap stock total return performance. The index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 9/30

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PHOENIX-SENECA MID-CAP  PHOENIX-SENECA MID-CAP  S&P 400
     "EDGE"-SM- Fund Class   "EDGE"-SM- Fund Class   MidCap
      X at NAV(6)             A at POP(6)            Index(7)
3/96      $10,000                  $9,525            $10,000
96        $14,970                 $14,221            $10,876
97        $16,676                 $15,820            $15,129
98        $15,972                 $15,070            $14,176
99        $21,246                 $19,933            $17,791

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/8/96 (inception of the Fund) in Class X and A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        9/30/99
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                  44%
Consumer Cyclicals          22
Energy                       8
Capital Goods                7
Financials                   7
Basic Materials              6
Consumer Staples             6

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

   TEN LARGEST HOLDINGS AT SEPTEMBER 30, 1999 (AS A PERCENTAGE OF NET ASSETS)

    1.  Comverse Technology, Inc.                                      4.7%
        MANUFACTURES SPECIAL PURPOSE COMPUTER AND TELECOMMUNICATIONS
        SYSTEMS
    2.  Tandy Corp.                                                    4.5%
        CONSUMER ELECTRONICS RETAILER
    3.  VERITAS Software Corp.                                         4.5%
        SUPPLIER OF DATA STORAGE MANAGEMENT SOLUTIONS
    4.  Xilinx, Inc.                                                   3.9%
        DESIGNS AND SELLS PROGRAMMABLE LOGIC DEVICES
    5.  Weatherford International, Inc.                                3.9%
        OIL AND GAS EQUIPMENT SUPPLIER
    6.  KLA-Tencor Corp.                                               3.8%
        SEMICONDUCTOR MANUFACTURER
    7.  UnionBanCal Corp.                                              3.8%
        PACIFIC REGIONAL BANK
    8.  PMC-Sierra, Inc.                                               3.7%
        MANUFACTURER OF SEMICONDUCTORS AND INTEGRATED CIRCUITS
    9.  Nabors Industries, Inc.                                        3.5%
        OIL AND GAS LAND DRILLING CONTRACTOR
   10.  SPX Corp.                                                      3.5%
        PROVIDES SERVICE TOOLS TO THE MOTOR VEHICLE INDUSTRY

                       INVESTMENTS AT SEPTEMBER 30, 1999


                                    SHARES      VALUE
                                    -------  ------------
COMMON STOCKS--95.0%
AUTO PARTS & EQUIPMENT--2.3%
Lear Corp.(b).................       13,100  $   460,956

BANKS (MAJOR REGIONAL)--2.7%
Comerica, Inc.................       10,505      531,816

BANKS (REGIONAL)--3.8%
UnionBanCal Corp..............       20,500      743,125
BROADCASTING (TELEVISION, RADIO & CABLE)--6.1%
AMFM, Inc.(b).................       10,660      648,927
EchoStar Communications
Corp.(b)......................        6,240      566,670
                                             -----------
                                               1,215,597
                                             -----------
CHEMICALS (SPECIALTY)--1.5%
Hercules, Inc.................       10,310      295,124

COMMUNICATIONS EQUIPMENT--7.0%
American Tower Corp. Class
A(b)..........................       23,850      466,566
Comverse Technology,
Inc.(b).......................        9,795      923,791
                                             -----------
                                               1,390,357
                                             -----------

COMPUTERS (HARDWARE)--4.2%
Copper Mountain Networks,
Inc.(b).......................        4,460      390,807
Paradyne Networks, Inc.(b)....       15,770      441,560
                                             -----------
                                                 832,367
                                             -----------

COMPUTERS (SOFTWARE & SERVICES)--4.5%
VERITAS Software Corp.(b).....       11,690      887,709

                                    SHARES      VALUE
                                    -------  ------------

ELECTRICAL EQUIPMENT--4.7%
SPX Corp.(b)..................        7,540  $   684,255
Universal Electronics,
Inc.(b).......................       10,750      248,594
                                             -----------
                                                 932,849
                                             -----------

ELECTRONICS (SEMICONDUCTORS)--19.2%
Applied Micro Circuits
Corp.(b)......................        9,520      542,640
LSI Logic Corp.(b)............       10,100      520,150
PMC-Sierra, Inc.(b)...........        7,940      734,450
RF Micro Devices, Inc.(b).....       14,520      664,290
SDL, Inc.(b)..................        7,250      553,266
Xilinx, Inc.(b)...............       11,790      772,613
                                             -----------
                                               3,787,409
                                             -----------

EQUIPMENT (SEMICONDUCTOR)--3.8%
KLA-Tencor Corp.(b)...........       11,530      749,450

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Park Place Entertainment
Corp.(b)......................        7,600       95,000

MANUFACTURING (DIVERSIFIED)--2.0%
Yankee Candle Co., Inc.
(The)(b)......................       20,650      398,803

OIL & GAS (DRILLING & EQUIPMENT)--7.4%
Nabors Industries, Inc.(b)....       27,590      689,750
Weatherford International,
Inc.(b).......................       23,880      764,160
                                             -----------
                                               1,453,910
                                             -----------

PAPER & FOREST PRODUCTS--4.7%
Mead Corp. (The)..............       12,250      421,094

                       See Notes to Financial Statements                      25

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund


                                    SHARES      VALUE
                                    -------  ------------
PAPER & FOREST PRODUCTS--CONTINUED
Smurfit-Stone Container
Corp.(b)......................       23,300  $   503,863
                                             -----------
                                                 924,957
                                             -----------

RETAIL (COMPUTERS & ELECTRONICS)--6.8%
Best Buy Co., Inc.(b).........        7,430      461,124
Tandy Corp....................       17,200      889,025
                                             -----------
                                               1,350,149
                                             -----------
RETAIL (SPECIALTY-APPAREL)--5.8%
Abercrombie & Fitch Co. Class
A(b)..........................       16,910      575,997
TJX Companies, Inc. (The).....       20,290      569,388
                                             -----------
                                               1,145,385
                                             -----------
SERVICES (ADVERTISING/MARKETING)--3.2%
Outdoor Systems, Inc.(b)......       17,485      625,089

SERVICES (COMMERCIAL & CONSUMER)--2.1%
Crown Castle International
Corp.(b)......................       22,220      415,931

SERVICES (DATA PROCESSING)--2.7%
Concord EFS, Inc.(b)..........       25,890      533,981
---------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $16,579,214)                 18,769,964
---------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.0%
(IDENTIFIED COST $16,579,214)                 18,769,964
---------------------------------------------------------

                                      PAR
                                     VALUE
                                     (000)      VALUE
                                    -------  ------------
SHORT-TERM OBLIGATIONS--10.4%

REPURCHASE AGREEMENT--10.4%
State Street Bank & Trust Co.
repurchase agreement, 4.25%,
dated 9/30/99 due 10/1/99,
repurchase price $2,052,242
collateralized by U.S.
Treasury Note 5.50%, 3/31/00,
market value $2,097,619.......      $ 2,052  $ 2,052,000
---------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,052,000)                   2,052,000
---------------------------------------------------------

TOTAL INVESTMENTS--105.4%
(IDENTIFIED COST $18,631,214)                 20,821,964(a)
Cash and receivables, less
liabilities--(5.4%)                           (1,074,280)
                                             -----------
NET ASSETS--100.0%                           $19,747,684
                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,283,643 and gross depreciation of $1,093,324 for federal income tax purposes. At
     September 30, 1999, the aggregate cost of securities for federal income tax purposes was $18,631,645.
(b)  Non-income producing.

26
                       See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999

ASSETS
Investment securities at value
  (Identified cost $18,631,214)                $20,821,964
Cash                                                14,621
Receivables
  Fund shares sold                                 112,218
  Investment securities sold                        42,843
  Dividends and interest                             8,604
  Receivable from adviser                            7,917
Deferred organization expenses                      13,527
Prepaid expenses                                     1,132
                                               -----------
    Total assets                                21,022,826
                                               -----------
LIABILITIES
Payables
  Investment securities purchased                1,177,527
  Fund shares repurchased                            1,037
  Transfer agent fee                                13,298
  Distribution fee                                  10,031
  Financial agent fee                                5,352
  Trustees' fee                                        913
Accrued expenses                                    66,984
                                               -----------
    Total liabilities                            1,275,142
                                               -----------
NET ASSETS                                     $19,747,684
                                               ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                      15,537,102
Accumulated net realized gain                    2,019,832
Net unrealized appreciation                      2,190,750
                                               -----------
NET ASSETS                                     $19,747,684
                                               ===========
CLASS X
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $10,640,039)                                     598,363
Net asset value and offering price per share        $17.78
CLASS A
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $6,456,794)                                      366,822
Net asset value per share                           $17.60
Offering price per share $17.60/(1-4.75%)           $18.48
CLASS B
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $1,675,972)                                       96,280
Net asset value and offering price per share        $17.41
CLASS C
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $974,879)                                         56,027
Net asset value and offering price per share        $17.40

                            STATEMENT OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
Dividends                              $   66,889
Interest                                   56,334
                                       ----------
    Total investment income               123,223
                                       ----------
EXPENSES
Investment advisory fee                   142,594
Distribution fee, Class A                  13,633
Distribution fee, Class B                   8,493
Distribution fee, Class C                   4,918
Financial agent fee                        54,410
Transfer agent                             85,382
Registration                               44,456
Printing                                   29,112
Trustees                                   25,773
Professional                               16,744
Amortization of deferred organization
  expenses                                 10,658
Custodian                                   9,906
Miscellaneous                               4,879
                                       ----------
    Total expenses                        450,958
    Less expenses borne by investment
     adviser                              (51,919)
                                       ----------
    Net expenses                          399,039
                                       ----------
NET INVESTMENT LOSS                      (275,816)
                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities         2,299,388
Net change in unrealized appreciation
  (depreciation) on investments         2,415,950
                                       ----------
NET GAIN ON INVESTMENTS                 4,715,338
                                       ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $4,439,522
                                       ==========

                       See Notes to Financial Statements                      27

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                  9/30/99        9/30/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $  (275,816)   $  (201,569)
  Net realized gain (loss)                                        2,299,388        895,515
  Net change in unrealized appreciation (depreciation)            2,415,950     (1,612,591)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    4,439,522       (918,645)
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X                                      (355,856)    (1,092,044)
  Net realized gains, Class A                                      (166,088)      (289,481)
  Net realized gains, Class B                                       (11,063)            --
  Net realized gains, Class C                                        (9,446)            --
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (542,453)    (1,381,525)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (143,563 and 135,008 shares,
    respectively)                                                 2,478,919      2,127,609
  Net asset value of shares issued from reinvestment of
    distributions
    (21,703 and 84,041 shares, respectively)                        354,621      1,090,132
  Cost of shares repurchased (214,035 and 142,018 shares,
    respectively)                                                (3,757,537)    (2,045,120)
                                                                -----------    -----------
Total                                                              (923,997)     1,172,621
                                                                -----------    -----------
CLASS A
  Proceeds from sales of shares (228,931 and 159,888 shares,
    respectively)                                                 3,836,768      2,538,940
  Net asset value of shares issued from reinvestment of
    distributions
    (10,097 and 22,073 shares, respectively)                        163,976        286,061
  Cost of shares repurchased (138,776 and 62,130 shares,
    respectively)                                                (2,331,488)      (947,854)
                                                                -----------    -----------
Total                                                             1,669,256      1,877,147
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (86,897 and 10,599 shares,
    respectively)                                                 1,460,274        169,635
  Net asset value of shares issued from reinvestment of
    distributions
    (684 and 0 shares, respectively)                                 11,062             --
  Cost of shares repurchased (1,900 and 0 shares,
    respectively)                                                   (31,603)            --
                                                                -----------    -----------
Total                                                             1,439,733        169,635
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (49,078 and 7,538 shares,
    respectively)                                                   821,159        125,992
  Net asset value of shares issued from reinvestment of
    distributions
    (402 and 0 shares, respectively)                                  6,510             --
  Cost of shares repurchased (991 and 0 shares,
    respectively)                                                   (16,970)            --
                                                                -----------    -----------
Total                                                               810,699        125,992
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS       2,995,691      3,345,395
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                           6,892,760      1,045,225
NET ASSETS
  Beginning of period                                            12,854,924     11,809,699
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]                                    $19,747,684    $12,854,924
                                                                ===========    ===========

28                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS X
                                          -----------------------------------------------------------
                                                                                             FROM
                                                    YEAR ENDED SEPTEMBER 30                INCEPTION
                                          --------------------------------------------     3/8/96 TO
                                             1999           1998              1997          9/30/96
Net asset value, beginning of period        $ 13.81        $ 16.47           $ 14.97        $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.21)(1)      (0.23)(1)(2)      (0.17)(2)       0.01(2)
  Net realized and unrealized gain
    (loss)                                     4.72          (0.58)             1.84           4.96
                                            -------        -------           -------        -------
      TOTAL FROM INVESTMENT OPERATIONS         4.51          (0.81)             1.67           4.97
                                            -------        -------           -------        -------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --             --             (0.07)            --
  Dividends from net realized gains           (0.54)         (1.85)            (0.10)            --
                                            -------        -------           -------        -------
      TOTAL DISTRIBUTIONS                     (0.54)         (1.85)            (0.17)            --
                                            -------        -------           -------        -------
Change in net asset value                      3.97          (2.66)             1.50           4.97
                                            -------        -------           -------        -------
NET ASSET VALUE, END OF PERIOD              $ 17.78        $ 13.81           $ 16.47        $ 14.97
                                            =======        =======           =======        =======
Total return(3)                               33.02 %        (4.22) %          11.39 %        49.70%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $10,640        $ 8,940           $ 9,390        $ 7,428

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.96 %         2.10 %(6)         1.74 %(6)      0.90%(4)(6)
  Net investment income (loss)                (1.27)%        (1.49)%           (0.97) %        0.27%(4)
Portfolio turnover                              192 %          206 %          283.60 %        72.34%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.27), $(0.33) and $(0.19) for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.38%, 2.77% and 5.73% for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.

                       See Notes to Financial Statements                      29

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                          -----------------------------------------------------------
                                                                                             FROM
                                                    YEAR ENDED SEPTEMBER 30                INCEPTION
                                          --------------------------------------------     3/8/96 TO
                                             1999           1998              1997          9/30/96
Net asset value, beginning of period        $ 13.75        $ 16.49           $ 14.94        $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.31)(1)      (0.30)(1)(2)      (0.25)(2)      (0.01)(2)
  Net realized and unrealized gain
    (loss)                                     4.70          (0.59)             1.90           4.95
                                            -------        -------           -------        -------
      TOTAL FROM INVESTMENT OPERATIONS         4.39          (0.89)             1.65           4.94
                                            -------        -------           -------        -------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --             --                --             --
  Dividends from net realized gains           (0.54)         (1.85)            (0.10)            --
                                            -------        -------           -------        -------
      TOTAL DISTRIBUTIONS                     (0.54)         (1.85)            (0.10)            --
                                            -------        -------           -------        -------
Change in net asset value                      3.85          (2.74)             1.55           4.94
                                            -------        -------           -------        -------
NET ASSET VALUE, END OF PERIOD              $ 17.60        $ 13.75           $ 16.49        $ 14.94
                                            =======        =======           =======        =======
Total return(3)                               32.27 %        (4.74) %          11.25 %        49.30 %(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $ 6,457        $ 3,666           $ 2,419        $ 1,355

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           2.51 %         2.70 %(6)         2.37 %(6)      1.55 %(4)(6)
  Net investment income (loss)                (1.81) %       (1.95) %          (1.60) %       (0.46) %(4)
Portfolio turnover                              192 %          206 %          283.60 %        72.34 %(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.31), $(0.55) and $(0.20) for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.74%, 4.32% and 9.73% for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.

30                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     CLASS B                             CLASS C
                                          -----------------------------       ------------------------------
                                                               FROM                                 FROM
                                             YEAR            INCEPTION           YEAR             INCEPTION
                                             ENDED           7/1/98 TO           ENDED            7/1/98 TO
                                            9/30/99           9/30/98           9/30/99            9/30/98
Net asset value, beginning of period        $ 13.73           $ 17.15           $ 13.72            $ 17.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.47)(1)(2)      (0.09)(1)(2)      (0.47)(1)(3)       (0.09)(1)(3)
  Net realized and unrealized gain
    (loss)                                     4.69             (3.33)             4.69              (3.34)
                                            -------           -------           -------            -------
      TOTAL FROM INVESTMENT OPERATIONS         4.22             (3.42)             4.22              (3.43)
                                            -------           -------           -------            -------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --                --                --                 --
  Dividends from net realized gains           (0.54)               --             (0.54)                --
                                            -------           -------           -------            -------
      TOTAL DISTRIBUTIONS                     (0.54)               --             (0.54)                --
                                            -------           -------           -------            -------
Change in net asset value                      3.68             (3.42)             3.68              (3.43)
                                            -------           -------           -------            -------
NET ASSET VALUE, END OF PERIOD              $ 17.41           $ 13.73           $ 17.40            $ 13.72
                                            =======           =======           =======            =======
Total return(4)                               31.05 %          (19.94)%(6)        31.07 %           (20.00)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $1,676              $145              $975               $103

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           3.45 %(7)         3.45 %(5)(7)      3.45 %(8)          3.45 %(5)(8)
  Net investment income (loss)                (2.78)%           (2.45)%(5)        (2.78)%            (2.44)%(5)
Portfolio turnover                              192 %             206 %(6)          192 %              206 %(6)

(1) Computed using average shares outstanding.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.96) and $(0.69) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(3) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(1.40) and $(0.77) for the periods ended September 30, 1999 and September 30, 1998, respectively.
(4) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(5) Annualized.
(6) Not annualized.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.33% and 20.80% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 9.03% and 21.14% for the periods ended September 30, 1999 and September 30, 1998, respectively.

                       See Notes to Financial Statements                      31

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GAIL P. SENECA, PH.D., AND DAVID SHAPIRO, J.D.

Q: WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

A: The Phoenix-Seneca Real Estate Securities Fund seeks high total return, both current income and capital appreciation, through investments in Real Estate Investment Trusts (REITs) and real estate-related securities. Investors should note that real estate investing involves certain risks, such as refinancing, economic impact on the industry, changes in property values, dependency on management skills, and risks similar to those of small-company investing.

Q: HOW DID THE FUND PERFORM OVER THE LAST 12 MONTHS?

A: For the fiscal year ended September 30, 1999, Class A shares returned (7.97)%, Class B shares returned (8.59)%, Class C shares returned (8.58)%, and Class X shares returned (6.66)% compared with a return of (4.73)% for the Wilshire REIT Index(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: HOW IS THE PORTFOLIO CURRENTLY POSITIONED?

A: With the underlying economy strong, we look for the fundamentals of real estate to remain positive. Our investment strategy is a two-pronged approach. Instead of focusing on the various real estate sectors to maximize returns, we will seek to own companies with strong management and dominant market positions, such as Equity Residential, Spieker Properties, and value stocks with solid market niches and savvy management, such as Essex, Pacific Gulf, and Macerich.

    While real estate fundamentals at the operating level remain excellent, the public markets for real estate company stocks have been in a steady decline. We believe this disconnect between the public and private market for real estate is an opportunity to focus on the arbitrage opportunities. Accordingly, we will look to own quality companies that are selling at substantial discounts to their net asset value.

                                                                OCTOBER 19, 1999

(1) THE WILSHIRE REIT INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE OF PUBLICLY TRADED REAL ESTATE EQUITY. THE INDEX IS COMPRISED OF COMPANIES WHOSE CHARTER IS THE EQUITY OWNERSHIP AND OPERATION OF COMMERCIAL REAL ESTATE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT AND IS CALCULATED MONTHLY RATHER THAN DAILY.
32

Phoenix-Seneca Real Estate Securities Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 9/30/99

                                           INCEPTION   INCEPTION
                                 1 YEAR   TO 9/30/99     DATE
                                --------  -----------  ---------
Class X Shares at NAV(2)         (6.66)%       4.33%    3/12/96
Class A Shares at NAV(2)         (7.97)        3.14     3/12/96
Class A Shares at POP(3)        (12.34)        1.74     3/12/96
Class B Shares at NAV(2)         (8.59)      (15.96)     7/1/98
Class B Shares with CDSC(4)     (12.06)      (18.51)     7/1/98
Class C Shares at NAV(2)         (8.58)      (15.96)     7/1/98
Class C Shares with CDSC(4)      (8.58)      (15.96)     7/1/98
Wilshire REIT Index(7)           (4.73)      Note 5      Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 7.52% for Class X and Class A (since 3/29/96) and (12.07)% for Class B and Class C (since 6/30/98).
(6) This chart illustrates NAV returns on Class X shares and POP returns on Class A shares. Returns on Class B and Class C shares will vary due to differing sales charges.
(7) The Wilshire REIT Index is an unmanaged, commonly used measure of total return performance of publicly traded real estate equity. The index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 9/30
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PHOENIX-SENECA REAL ESTATE   PHOENIX-SENECA REAL ESTATE    WILSHIRE
        SECURITIES FUND CLASS X AT   SECURITIES FUND CLASS A AT     REIT
                 NAV(6)                      POP(3)                INDEX(7)
3/96            $10,000                      $9,525                $10,000
96              $11,261                     $10,669                $11,111
97              $15,252                     $14,353                $15,800
98              $12,456                     $11,551                $13,538
99              $11,626                     $10,631                $12,897

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/12/96 (inception of the Fund) in Class X and A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        9/30/99
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Office                   26%
Apartments               21
Regional Malls           12
Diversified              11
Lodging/Resorts           8
Industrial                8
Manufactured Homes        7
Other                     7

Phoenix-Seneca Real Estate Securities Fund

   TEN LARGEST HOLDINGS AT SEPTEMBER 30, 1999 (AS A PERCENTAGE OF NET ASSETS)

    1.  Equity Residential Properties Trust                            6.4%
        APARTMENT REIT
    2.  Essex Property Trust, Inc.                                     6.3%
        APARTMENT REIT
    3.  Equity Office Properties Trust                                 5.6%
        OFFICE REIT
    4.  Macerich Co. (The)                                             4.8%
        REGIONAL MALL REIT
    5.  Mack-Cali Realty Corp.                                         4.7%
        OFFICE REIT
    6.  Urban Shopping Centers, Inc.                                   4.7%
        REGIONAL MALL REIT
    7.  Pacific Gulf Properties, Inc.                                  4.4%
        DIVERSIFIED REIT
    8.  Manufactured Home Communities, Inc.                            4.2%
        MANUFACTURED HOMES REIT
    9.  Spieker Properties, Inc.                                       4.1%
        OFFICE REIT
   10.  Cornerstone Properties, Inc.                                   4.0%
        OFFICE REIT

                       INVESTMENTS AT SEPTEMBER 30, 1999

                                              SHARES      VALUE
                                              -------  -----------
COMMON STOCKS--92.3%

REAL ESTATE INVESTMENT TRUSTS--90.5%
DIVERSIFIED--7.9%
Crescent Real Estate Equities Co........       26,000  $   468,000
Entertainment Properties Trust..........       12,000      175,500
Pacific Gulf Properties, Inc............       41,290      823,219
                                                       -----------
                                                         1,466,719
                                                       -----------
INDUSTRIAL/OFFICE--34.2%
INDUSTRIAL--7.0%
Bedford Property Investors, Inc.........       41,600      702,000
First Industrial Realty Trust, Inc......       24,500      606,375
                                                       -----------
                                                         1,308,375
                                                       -----------
MIXED--2.5%
TriNet Corporate Realty Trust, Inc......       19,500      464,344
MORTGAGE BACKED--2.7%
Northstar Financial Corp.(b)(c).........       35,000      507,500

OFFICE--22.0%
Cornerstone Properties, Inc.............       48,500      739,625
Equity Office Properties Trust..........       45,100    1,048,575
Mack-Cali Realty Corp...................       32,800      879,450
Prentiss Properties Trust...............       30,400      674,500
Spieker Properties, Inc.................       22,000      763,125
                                                       -----------
                                                         4,105,275
                                                       -----------
------------------------------------------------------------------
TOTAL INDUSTRIAL/ OFFICE                                 6,385,494
------------------------------------------------------------------
                                              SHARES      VALUE
                                              -------  -----------

LODGING/RESORTS--8.0%
FelCor Lodging Trust, Inc...............       37,275  $   652,312
MeriStar Hospitality Corp...............       27,374      417,454
Starwood Hotel & Resorts Worldwide,
Inc.....................................       16,000      357,000
Sunstone Hotel Investors, Inc...........        7,510       65,713
                                                       -----------
                                                         1,492,479
                                                       -----------

RESIDENTIAL--27.4%

APARTMENTS--20.3%
Archstone Communities Trust.............       32,996      637,235
Avalonbay Communities, Inc..............       15,750      533,531
Berkshire Realty Co., Inc...............       21,200      254,400
Equity Residential Properties Trust.....       28,200    1,194,975
Essex Property Trust, Inc...............       33,450    1,168,659
                                                       -----------
                                                         3,788,800
                                                       -----------

MANUFACTURED HOMES--7.1%
Chateau Communities, Inc................       20,700      538,200
Manufactured Home Communities, Inc......       33,200      776,050
                                                       -----------
                                                         1,314,250
                                                       -----------
------------------------------------------------------------------
TOTAL RESIDENTIAL                                        5,103,050
------------------------------------------------------------------

RETAIL--13.0%

REGIONAL MALLS--11.9%
Macerich Co. (The)......................       38,400      888,000
Simon Property Group, Inc...............       20,415      458,062
Urban Shopping Centers, Inc.............       30,000      870,000
                                                       -----------
                                                         2,216,062
                                                       -----------

34                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                              SHARES      VALUE
                                              -------  -----------
STRIP CENTERS--1.1%
Developers Diversified Realty Corp......       15,200  $   212,800
------------------------------------------------------------------
TOTAL RETAIL                                             2,428,862
------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $20,311,794)                           16,876,604
------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--1.8%

DIVERSIFIED--0.2%
Catellus Development Corp.(b)...........        2,400       28,200

INDUSTRIAL/OFFICE--0.8%
Capital Trust Class A(b)................       31,500      155,531
LODGING/RESORTS--0.8%
Wyndham International, Inc. Class
A(b)....................................       58,538      153,662
------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $1,663,782)                               337,393
------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $21,975,576)                           17,213,997
------------------------------------------------------------------
                                              SHARES      VALUE
                                              -------  -----------

CONVERTIBLE PREFERRED STOCKS--6.1%

REAL ESTATE INVESTMENT TRUSTS--6.1%

DIVERSIFIED--2.9%
Glenborough Realty Trust, Inc. Series A
Cv. Pfd. 7.75%..........................       32,550  $   535,041

INDUSTRIAL/OFFICE--3.2%

MIXED--3.2%
Reckson Associates Realty Corp. Series A
Cv. Pfd. 7.625%.........................       30,000      605,625
------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $1,470,254)                             1,140,666
------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,470,254)                             1,140,666
------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $23,445,830)                           18,354,663(a)
Cash and receivables, less liabilities--1.6%               307,360
                                                       -----------
NET ASSETS--100.0%                                     $18,662,023
                                                       ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $312,920 and gross depreciation of $5,404,087 for federal income tax purposes. At
     September 30, 1999, the aggregate cost of securities for federal income tax purposes was $23,445,830.
(b)  Non-income producing.
(c)  Private Placement.

                       See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999

ASSETS
Investment securities at value
  (Identified cost $23,445,830)                $18,354,663
Receivables
  Dividends and interest                           206,542
  Investment securities sold                       178,563
Deferred organization expenses                      13,527
Prepaid expenses                                     2,149
                                               -----------
    Total assets                                18,755,444
                                               -----------
LIABILITIES
Payables
  Custodian                                          8,309
  Fund shares repurchased                           12,372
  Transfer agent fee                                12,008
  Investment advisory fee                            7,839
  Financial agent fee                                5,199
  Distribution fee                                   1,681
  Trustees' fee                                        913
Accrued expenses                                    45,100
                                               -----------
    Total liabilities                               93,421
                                               -----------
NET ASSETS                                     $18,662,023
                                               ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                     $24,193,732
Undistributed net investment income                223,188
Accumulated net realized loss                     (663,730)
Net unrealized depreciation                     (5,091,167)
                                               -----------
NET ASSETS                                     $18,662,023
                                               ===========
CLASS X
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $17,346,011)                                   1,789,967
Net asset value and offering price per share         $9.69
CLASS A
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $918,535)                                         96,249
Net asset value per share                            $9.54
Offering price per share $9.54/(1-4.75%)            $10.02
CLASS B
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $197,438)                                         20,676
Net asset value and offering price per share         $9.55
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $200,039)     20,955
Net asset value and offering price per share         $9.55

                            STATEMENT OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
Dividends                             $ 1,304,610
Interest                                   13,214
                                      -----------
    Total investment income             1,317,824
                                      -----------
EXPENSES
Investment advisory fee                   181,649
Distribution fee, Class A                   2,743
Distribution fee, Class B                   1,715
Distribution fee, Class C                   1,571
Financial agent fee                        55,598
Transfer agent                             77,424
Registration                               36,379
Trustees                                   25,773
Professional                               17,224
Printing                                   14,720
Amortization of deferred
  organization expenses                    10,658
Custodian                                   5,358
Miscellaneous                              10,670
                                      -----------
    Total expenses                        441,482
    Less expenses borne by
     investment adviser                   (63,940)
                                      -----------
    Net expenses                          377,542
                                      -----------
NET INVESTMENT INCOME                     940,282
                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities          (655,001)
Net change in unrealized
  appreciation (depreciation) on
  investments                          (1,715,439)
                                      -----------
NET LOSS ON INVESTMENTS                (2,370,440)
                                      -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $(1,430,158)
                                      ===========

36                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended       Year Ended
                                                                   9/30/99          9/30/98
                                                                -------------    -------------
FROM OPERATIONS
  Net investment income (loss)                                   $   940,282      $ 1,139,214
  Net realized gain (loss)                                          (655,001)         551,625
  Net change in unrealized appreciation (depreciation)            (1,715,439)      (7,262,351)
                                                                 -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    (1,430,158)      (5,571,512)
                                                                 -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                    (837,674)        (927,830)
  Net investment income, Class A                                     (38,060)         (63,404)
  Net investment income, Class B                                      (4,962)            (523)
  Net investment income, Class C                                      (3,646)            (508)
  Net realized gains, Class X                                       (499,713)      (1,123,456)
  Net realized gains, Class A                                        (30,097)        (124,174)
  Net realized gains, Class B                                         (4,310)              --
  Net realized gains, Class C                                         (2,368)              --
                                                                 -----------      -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (1,420,830)      (2,239,895)
                                                                 -----------      -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (210,923 and 190,605 shares,
    respectively)                                                  2,123,311        2,502,892
  Net asset value of shares issued from reinvestment of
    distributions
    (132,293 and 153,188 shares, respectively)                     1,320,535        2,018,886
  Cost of shares repurchased (515,264 and 297,712 shares,
    respectively)                                                 (5,249,668)      (3,754,823)
                                                                 -----------      -----------
Total                                                             (1,805,822)         766,955
                                                                 -----------      -----------
CLASS A
  Proceeds from sales of shares (21,611 and 31,969 shares,
    respectively)                                                    225,249          436,921
  Net asset value of shares issued from reinvestment of
    distributions
    (6,494 and 13,501 shares, respectively)                           64,196          179,472
  Cost of shares repurchased (55,264 and 138,471 shares,
    respectively)                                                   (559,210)      (1,815,501)
                                                                 -----------      -----------
Total                                                               (269,765)      (1,199,108)
                                                                 -----------      -----------
CLASS B
  Proceeds from sales of shares (11,520 and 8,978 shares,
    respectively)                                                    120,191          113,001
  Net asset value of shares issued from reinvestment of
    distributions
    (933 and 47 shares, respectively)                                  9,271              523
  Cost of shares repurchased (0 and 802 shares,
    respectively)                                                         --           (9,281)
                                                                 -----------      -----------
Total                                                                129,462          104,243
                                                                 -----------      -----------
CLASS C
  Proceeds from sales of shares (12,513 and 7,932 shares,
    respectively)                                                    124,671          100,250
  Net asset value of shares issued from reinvestment of
    distributions
    (589 and 46 shares, respectively)                                  5,859              506
  Cost of shares repurchased (125 and 0 shares,
    respectively)                                                     (1,280)              --
                                                                 -----------      -----------
Total                                                                129,250          100,756
                                                                 -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS       (1,816,875)        (227,154)
                                                                 -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS                           (4,667,863)      (8,038,561)
NET ASSETS
  Beginning of period                                             23,329,886       31,368,447
                                                                 -----------      -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $223,188 AND $169,785, RESPECTIVELY]                         $18,662,023      $23,329,886
                                                                 ===========      ===========

                       See Notes to Financial Statements                      37

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                             CLASS X
                                     -------------------------------------------------------
                                                                                    FROM
                                            YEAR ENDED SEPTEMBER 30,              INCEPTION
                                     ---------------------------------------     3/12/96 TO
                                        1999        1998            1997           9/30/96
Net asset value, beginning of
  period                               $ 11.11     $ 14.71         $ 11.10        $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.47(6)     0.54            0.13(1)         0.13(1)
  Net realized and unrealized gain
    (loss)                               (1.20)      (3.10)           3.77            1.10
                                       -------     -------         -------        --------
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.73)      (2.56)           3.90            1.23
                                       -------     -------         -------        --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.44)      (0.46)          (0.28)          (0.13)
  Dividends from net realized gains      (0.25)      (0.58)          (0.01)             --
                                       -------     -------         -------        --------
      TOTAL DISTRIBUTIONS                (0.69)      (1.04)          (0.29)          (0.13)
                                       -------     -------         -------        --------
Change in net asset value                (1.42)      (3.60)           3.61            1.10
                                       -------     -------         -------        --------
NET ASSET VALUE, END OF PERIOD         $  9.69     $ 11.11         $ 14.71        $  11.10
                                       =======     =======         =======        ========
Total return(2)                          (6.66)%    (18.33)%         35.44%          12.39%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $17,346     $21,794         $28,193        $  1,073

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.66 %      1.47 %          1.99%(5)        1.00%(3)(5)
  Net investment income (loss)            4.50 %      4.14 %          2.38%           4.39%(3)
Portfolio turnover                           5 %        53 %         75.68%          30.70%(4)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.13 and $(1.45) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99% and 53.04% for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(6)  Computed using average shares outstanding.

38
                       See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                CLASS A
                                     -------------------------------------------------------------
                                                                                          FROM
                                               YEAR ENDED SEPTEMBER 30,                 INCEPTION
                                     ---------------------------------------------     3/12/96 TO
                                        1999              1998            1997           9/30/96
Net asset value, beginning of
  period                               $ 11.00           $ 14.68         $ 11.08         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.32(1)(6)        0.35            0.03(1)         0.13(1)
  Net realized and unrealized gain
    (loss)                               (1.19)            (3.08)           3.78            1.08
                                       -------           -------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.87)            (2.73)           3.81            1.21
                                       -------           -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.34)            (0.37)          (0.20)          (0.13)
  Dividends from net realized gains      (0.25)            (0.58)          (0.01)             --
                                       -------           -------         -------         -------
      TOTAL DISTRIBUTIONS                (0.59)            (0.95)          (0.21)          (0.13)
                                       -------           -------         -------         -------
Change in net asset value                (1.46)            (3.68)           3.60            1.08
                                       -------           -------         -------         -------
NET ASSET VALUE, END OF PERIOD         $  9.54           $ 11.00         $ 14.68         $ 11.08
                                       =======           =======         =======         =======
Total return(2)                          (7.97)%          (19.52)%         34.54%          12.22%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $   919           $ 1,357         $ 3,176         $   222

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      3.05 %(5)         2.76 %          2.91%(5)        1.65%(3)(5)
  Net investment income (loss)            3.13 %            2.45 %          1.37%           4.61%(3)
Portfolio turnover                           5 %              53 %         75.68%          30.70%(4)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.20, $(0.04) and $(1.96) for the years ended September 30, 1999 and 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.27%, 3.79% and 73.01% for the years ended September 30, 1999 and 1997 and the period ended September 30, 1996, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                CLASS B                               CLASS C
                                     ------------------------------        ------------------------------
                                                           FROM                                  FROM
                                        YEAR             INCEPTION            YEAR             INCEPTION
                                        ENDED            7/1/98 TO            ENDED            7/1/98 TO
                                       9/30/99            9/30/98            9/30/99            9/30/98
Net asset value, beginning of
  period                                $11.01             $12.58             $11.01             $12.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            0.29(1)(8)         0.07(1)            0.29(2)(8)         0.07(2)
  Net realized and unrealized gain       (1.22)             (1.58)             (1.22)             (1.58)
                                        ------             ------             ------             ------
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.93)             (1.51)             (0.93)             (1.51)
                                        ------             ------             ------             ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                               (0.28)             (0.06)             (0.28)             (0.06)
  Dividends from net realized gains      (0.25)                --              (0.25)                --
                                        ------             ------             ------             ------
      TOTAL DISTRIBUTIONS                (0.53)             (0.06)             (0.53)             (0.06)
                                        ------             ------             ------             ------
Change in net asset value                (1.46)             (1.57)             (1.46)             (1.57)
                                        ------             ------             ------             ------
NET ASSET VALUE, END OF PERIOD          $ 9.55             $11.01             $ 9.55             $11.01
                                        ======             ======             ======             ======
Total return(3)                          (8.59)%           (11.97)%(5)         (8.58)%           (11.97)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $197                $91               $200                $88

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      3.80 %(6)          3.80 %(4)(6)       3.80 %(7)          3.80 %(4)(7)
  Net investment income (loss)            2.79 %             2.50 %(4)          2.80 %             2.44 %(4)
Portfolio turnover                           5 %               53 %(5)             5 %               53 %(5)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(1.23) and $(0.46) for the periods ended
     September 30, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(1.39) and $(0.48) for the periods ended
     September 30, 1999 and September 30, 1998, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4)  Annualized.
(5)  Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 18.50% and 22.08% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 19.95% and 22.93% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8)  Computed using average shares outstanding.

40
                       See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust are divided into four series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and Phoenix-Seneca Real Estate Securities Fund (formerly Seneca Bond Fund, Seneca Growth Fund, Seneca Mid-Cap "EDGE"-SM- Fund and Seneca Real Estate Securities Fund, respectively). Each Fund has distinct investment objectives. Bond Fund seeks to generate a high level of current income and capital appreciation. Growth Fund seeks to achieve long-term capital appreciation. Mid-Cap "EDGE"-SM- Fund seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations between $500 million and $5 billion. Real Estate Securities Fund seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

  Each Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Trust incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

to the Trust, the adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                               Adviser
                                                 Fee
                                               --------
Bond Fund....................................    0.50%
Growth Fund..................................    0.70%
Mid-Cap "EDGE"-SM- Fund......................    0.80%
Real Estate Securities Fund..................    0.85%

  The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO received a fee for administration services through December 31, 1998 at an annual rate of 0.08% of average daily net assets of each Fund up to $125 million, 0.06% of average daily net assets of $125 million to $250 million and 0.04% of average daily net assets greater than $250 million; a minimum fee applied. Effective January 1, 1999, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus
(2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse each Fund's operating expenses until July 1, 2000, to the extent that such expenses exceed the following percentages of average annual net assets:

                             Class X    Class A    Class B    Class C
                             --------   --------   --------   --------
Bond Fund..................    0.90%      1.15%      1.90%      1.90%
Growth Fund................    1.25%      1.85%      2.60%      2.60%
Mid-Cap "EDGE"-SM- Fund....    2.10%      2.70%      3.45%      3.45%
Real Estate Securities
Fund.......................    2.35%      3.05%      3.80%      3.80%

  Prior to July 1, 1999, the Adviser voluntarily agreed to waive or reimburse the Bond Fund's operating expenses until July 1, 2000, to the extent that such expenses exceeded the following percentages of average annual net assets: 1.85% for Class X, 2.45% for Class A and 3.20% for Class B and Class C.

  PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $16,238 for Class A shares for the year ended September 30, 1999. Deferred sales charges retained by PEPCO for the year ended September 30, 1999 were $6,758 for Class B shares and $689 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the year ended
September 30, 1999, $121,864 was retained by the Distributor, $24,658 was paid out to unaffiliated Participants and $1,637 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended September 30, 1999, transfer agent fees were $330,067 of which PEPCO retained $425 which is net of fees paid to State Street.

  At September 30, 1999, PHL and affiliates held Phoenix-Seneca Fund shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                       Shares        Value
                                      ---------   -----------
Bond Fund--Class X..................  1,496,147   $15,485,121
Bond Fund--Class A..................      9,878       101,646
Bond Fund--Class B..................      9,816       100,810
Bond Fund--Class C..................      9,815       100,800
Growth Fund--Class B................        829        15,982
Growth Fund--Class C................      5,931       114,177
Mid-Cap "EDGE"-SM- Fund--Class B....      6,062       105,532
Mid-Cap "EDGE"-SM- Fund--Class C....      6,062       105,479
Real Estate Securities
Fund--Class B.......................      8,345        79,697
Real Estate Securities
Fund--Class C.......................      8,346        79,700

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended September 30, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Bond Fund........................  $ 26,311,365   $ 16,449,029
Growth Fund......................   108,894,225    101,158,985
Mid-Cap "EDGE"-SM- Fund..........    34,069,753     31,673,766
Real Estate Securities Fund......     1,130,983      3,044,370

  Purchases and sales of long-term U.S. Government and agency securities during the year ended September 30, 1999, aggregated $18,227,311 and $13,990,110, respectively, for the Bond Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

5. OTHER

  As of September 30, 1999, the Funds had shareholders who each individually owned more than 10% of total net assets, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                     Number of      % of Total
                                    shareholders    net assets
                                    ------------   ------------
Growth Fund.......................      1            12.1  %
Real Estate Securities Fund.......      2            33.8  %

6. CAPITAL LOSS CARRYOVERS

  At September 30, 1999, the Real Estate Securities Fund had a capital loss carryover of $24,701, expiring in 2007, which may be used to offset future capital gains.

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 1999 the Real Estate Securities Fund deferred capital losses of $639,028.

7. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of September 30, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                              Capital paid
                              Undistributed    Accumulated    in on shares
                              net investment   net realized   of beneficial
                                  income       gain (loss)      interest
                              --------------   ------------   -------------
Bond Fund...................    $  (6,484)      $   17,363      $(10,879)
Growth Fund.................      251,366         (252,922)        1,556
Mid-Cap "EDGE"-SM- Fund.....      275,816         (277,372)        1,556
Real Estate Securities
Fund........................       (2,537)             980         1,557

TAX INFORMATION NOTICE (UNAUDITED)

  For the fiscal year ended September 30, 1999, the Funds distributed long-term capital gain dividends as follows:

Bond Fund......................................  $  182,516
Growth Fund....................................   1,530,633
Mid-Cap "EDGE"-SM- Fund........................     542,452
Real Estate Securities Fund....................     535,508

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Trustees and Shareholders of
Phoenix-Seneca Funds

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Seneca Bond Fund, the Phoenix-Seneca Growth Fund, the Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and the Phoenix-Seneca Real Estate Securities Fund (constituting the Phoenix-Seneca Funds, hereafter referred to as the "Funds") at September 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of the Funds, formerly the Seneca Funds, for the periods ended September 30, 1997 were audited by other independent accountants whose report dated November 5, 1997 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
November 16, 1999

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Seneca Funds was held on May 19, 1999 to approve the following matters:

    1. Fix the number of trustees at eight and elect such number as detailed below.

    2. Ratification of the selection of PricewaterhouseCoopers LLP as the Trust's independent auditors for the fiscal year ending September 30, 1999.

On the record date for this meeting there were 94,344,980 shares outstanding and 70.86% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                                                            FOR       WITHHELD
                                                                         ----------   --------
1. Election of Trustees
  Mary Ann Cusenza                                                       94,209,124   135,856
  Harry Dalzell-Payne                                                    94,209,124   135,856
  Norman W. Douglass                                                     94,204,170   140,810
  Paul E. Erdman                                                         94,205,742   139,238
  Melinda Ellis Evers                                                    94,209,124   135,856
  Paul B. Fay, Jr.                                                       94,156,852   188,128
  Philip R. McLoughlin                                                   94,158,662   186,318
  Gail P. Seneca                                                         94,207,552   137,428

                                                                   FOR      AGAINST   ABSTAIN
                                                            ----------   ----------   -------
2. PricewaterhouseCoopers LLP
                                                            94,125,711       87,193   132,076

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133

TRUSTEES AND OFFICERS
Mary Ann Cusenza, Trustee
Harry Dalzell-Payne, Trustee
Norman W. Douglass, Trustee
Paul E. Erdman, Trustee
Melinda Ellis Evers, Trustee
Paul B. Fay, Jr., Trustee
Philip R. McLoughlin, Trustee
Gail P. Seneca, President and Trustee
Thomas N. Steenburg, Secretary
Sandra J. Monticelli, Treasurer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P. O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection          1-800-243-1574
Customer Service             1-800-243-1574 (option
                             0)
Investment Strategy Hotline  1-800-243-4361 (option
                             2)
Marketing Department         1-800-243-4361 (option
                             3)
Text Telephone               1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

Phoenix Equity Planning Corporation                               PRSRT STD
PO Box 2200                                                     U.S. Postage
Enfield CT 06083-2200                                               PAID
                                                               Springfield, MA
[LOGO]   PHOENIX                                                Permit No. 444
         INVESTMENT PARTNERS












                                                              PXP 1140 (11/99)